UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,100.90	$ 4.12
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.88	$ 3.96

* Expenses are equal to the Fund's annualized expense ratio of .79%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	4.4	4.5
Biogen Idec, Inc.	3.8	2.3
Monsanto Co.	3.6	2.8
Qwest Communications International, Inc.	3.2	2.9
Alstom SA	3.1	0.9
Morgan Stanley	2.8	3.0
First Data Corp.	2.5	0.0
Burlington Northern Santa Fe Corp.	2.4	2.4
Accor SA	2.3	0.0
Goldman Sachs Group, Inc.	2.2	2.1
	30.3
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.1	19.8
Consumer Discretionary	22.0	17.6
Financials	13.8	11.8
Information Technology	10.4	16.0
Health Care	10.0	12.8
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 96.1%		Stocks 97.1%
	Bonds 0.4%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	22.6%	** Foreign investments	13.1%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.0%
Automobiles - 1.3%
Fiat Spa (d)	2,419,600	$ 71,880
Renault SA (d)	365,600	47,754
		119,634
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	413,700	12,221
Corinthian Colleges, Inc. (a)	1,604,900	22,196
		34,417
Hotels, Restaurants & Leisure - 3.9%
Accor SA (d)	2,265,944	214,840
Compass Group PLC	453,700	3,307
Las Vegas Sands Corp. (a)	964,800	82,191
Orient Express Hotels Ltd. Class A	585,400	30,821
Paddy Power PLC (Ireland)	914,200	25,537
Vail Resorts, Inc. (a)	182,100	10,383
		367,079
Household Durables - 1.8%
Tempur-Pedic International, Inc.	181,500	4,714
Whirlpool Corp.	1,557,709	165,164
		169,878
Media - 5.9%
EchoStar Communications Corp. Class A (a)	1,468,900	68,348
Entravision Communication Corp. Class A (a)	257,821	2,529
Mediacom Communications Corp. Class A (a)	2,909,723	25,111
Pearson PLC	2,979,300	51,319
The Walt Disney Co.	11,741,493	410,717
Warner Music Group Corp.	224,400	3,860
		561,884
Multiline Retail - 2.0%
Federated Department Stores, Inc.	1,886,000	82,833
Saks, Inc.	1,336,200	27,980
Target Corp.	1,368,300	81,236
		192,049
Specialty Retail - 4.8%
Abercrombie & Fitch Co. Class A	2,363,000	192,963
American Eagle Outfitters, Inc.	2,094,450	61,723
AnnTaylor Stores Corp. (a)	642,000	24,704
bebe Stores, Inc.	2,277,600	39,858
Casual Male Retail Group, Inc. (a)	363,810	4,187
Guess?, Inc.	1,333,500	52,540
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Payless ShoeSource, Inc. (a)	480,500	$ 15,328
Tiffany & Co., Inc.	806,200	38,448
Wet Seal, Inc. Class A (a)	3,583,554	21,430
		451,181
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc. (a)	1,098,500	53,640
Deckers Outdoor Corp. (a)(e)	791,600	59,948
Polo Ralph Lauren Corp. Class A	145,200	13,374
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	136,100	4,274
VF Corp.	299,600	26,308
Volcom, Inc. (a)	93,600	3,932
Wolverine World Wide, Inc.	791,100	22,610
		184,086
TOTAL CONSUMER DISCRETIONARY		2,080,208
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Remy Cointreau SA	114,800	8,420
The Coca-Cola Co.	272,200	14,206
		22,626
Food & Staples Retailing - 0.7%
Tesco PLC	2,640,000	24,334
Whole Foods Market, Inc.	959,800	44,909
		69,243
Food Products - 0.4%
Dean Foods Co.	499,100	18,182
Ralcorp Holdings, Inc. (a)	247,000	16,255
		34,437
TOTAL CONSUMER STAPLES		126,306
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Marathon Oil Corp.	226,900	23,042
Sunoco, Inc.	177,100	13,376
		36,418
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 13.8%
Capital Markets - 10.2%
Bear Stearns Companies, Inc.	227,100	$ 35,359
Credit Suisse Group sponsored ADR	776,634	60,966
E*TRADE Financial Corp.	3,849,200	84,990
Fortress Investment Group LLC	1,599,900	46,413
Goldman Sachs Group, Inc.	946,100	206,827
Janus Capital Group, Inc.	408,300	10,216
Jefferies Group, Inc.	2,504,100	79,380
Lehman Brothers Holdings, Inc.	454,200	34,192
Man Group plc	12,272,170	138,637
Morgan Stanley	3,166,300	266,001
		962,981
Commercial Banks - 1.4%
Barclays PLC Sponsored ADR (d)	2,221,600	128,942
Diversified Financial Services - 0.6%
Deutsche Boerse AG	223,200	52,555
Portfolio Recovery Associates, Inc.	101,595	5,654
		58,209
Insurance - 0.7%
Allianz AG sponsored ADR (d)	2,820,900	62,680
Real Estate Investment Trusts - 0.1%
Newcastle Investment Corp.	344,500	10,063
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	1,353,300	45,809
Grubb & Ellis Co. (a)	296,652	3,500
		49,309
Thrifts & Mortgage Finance - 0.3%
Clayton Holdings, Inc.	727,952	12,805
Countrywide Financial Corp.	387,890	14,383
		27,188
TOTAL FINANCIALS		1,299,372
HEALTH CARE - 10.0%
Biotechnology - 6.5%
Biogen Idec, Inc. (a)	7,599,859	358,789
Genentech, Inc. (a)	739,400	59,145
Genzyme Corp. (a)	90,800	5,930
MedImmune, Inc. (a)	2,724,141	154,404
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Molecular Insight Pharmaceuticals, Inc. (d)	106,200	$ 1,255
Tanox, Inc. (a)	1,795,581	33,506
		613,029
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc.	181,500	9,607
Health Care Providers & Services - 1.5%
Assisted Living Concepts, Inc. Class A (a)	560,700	6,869
Brookdale Senior Living, Inc.	1,354,700	61,517
VCA Antech, Inc. (a)	1,877,838	74,043
		142,429
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	636,000	16,822
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	540,700	14,204
Stratagene Corp. (a)	622,422	6,685
Techne Corp. (a)	207,593	12,242
		33,131
Pharmaceuticals - 1.4%
Elan Corp. PLC sponsored ADR (a)	9,291,455	128,965
TOTAL HEALTH CARE		943,983
INDUSTRIALS - 21.7%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,756,900	137,917
Lockheed Martin Corp.	733,700	70,538
Raytheon Co.	1,188,871	63,652
		272,107
Airlines - 4.6%
AMR Corp. (d)	7,040,400	183,684
Continental Airlines, Inc. Class B (a)	1,975,700	72,232
Delta Air Lines, Inc. (a)(f)	907,400	18,556
Ryanair Holdings PLC sponsored ADR (a)(d)	2,050,000	95,674
UAL Corp. (a)	1,327,200	44,328
US Airways Group, Inc. (a)	453,800	16,763
		431,237
Building Products - 0.1%
Compagnie de St. Gobain	90,700	9,759
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Fuel Tech, Inc. (a)	272,245	$ 6,844
RPS Group PLC	851,900	5,468
Stericycle, Inc. (a)(d)	767,232	66,857
The Brink's Co.	166,340	10,563
		89,732
Electrical Equipment - 5.2%
ABB Ltd. sponsored ADR	5,963,200	119,025
Alstom SA (a)	1,950,500	292,782
Schneider Electric SA (d)	554,800	78,789
Schneider Electric SA (New)	40,617	5,549
		496,145
Industrial Conglomerates - 0.2%
Siemens AG sponsored ADR	181,500	21,956
Machinery - 2.5%
Atlas Copco AB (A Shares)	90,700	3,493
Bucyrus International, Inc. Class A	44,100	2,767
Deere & Co.	1,055,300	115,450
Force Protection, Inc. (a)(d)	453,790	9,847
Invensys PLC (a)	8,494,300	56,514
Kennametal, Inc.	628,600	44,354
		232,425
Road & Rail - 5.3%
Burlington Northern Santa Fe Corp.	2,549,150	223,153
CSX Corp.	363,000	15,671
Hertz Global Holdings, Inc.	4,045,200	80,499
Norfolk Southern Corp.	2,995,108	159,460
Union Pacific Corp.	181,500	20,736
		499,519
TOTAL INDUSTRIALS		2,052,880
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	3,538,905	94,630
Harris Corp.	1,032,000	52,993
		147,623
Computers & Peripherals - 0.6%
Diebold, Inc.	1,226,000	58,443
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	272,600	$ 9,369
L-1 Identity Solutions, Inc.	124,896	2,401
Paxar Corp. (a)	78,300	2,350
		14,120
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)(d)	965,700	42,568
DealerTrack Holdings, Inc. (a)(e)	2,145,392	70,798
Equinix, Inc. (a)	498,000	41,568
The Knot, Inc. (a)(d)(e)	2,119,221	45,203
ValueClick, Inc. (a)	1,625,950	46,502
WebSideStory, Inc. (a)	380,900	4,251
		250,890
IT Services - 2.7%
Computer Sciences Corp. (a)	272,300	15,124
First Data Corp.	7,283,350	235,981
		251,105
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	453,900	6,273
ANADIGICS, Inc. (a)(d)(e)	2,982,089	32,028
FEI Co. (a)	362,957	13,502
Infineon Technologies AG sponsored ADR (a)(d)	4,392,900	68,222
Micron Technology, Inc. (a)	2,722,700	31,229
		151,254
Software - 1.2%
Business Objects SA sponsored ADR (a)	1,006,697	37,761
Electronic Arts, Inc. (a)	1,432,800	72,227
		109,988
TOTAL INFORMATION TECHNOLOGY		983,423
MATERIALS - 6.8%
Chemicals - 5.4%
Airgas, Inc.	140,700	6,268
Bayer AG sponsored ADR	181,500	12,411
Ecolab, Inc.	1,087,600	46,756
Monsanto Co.	5,708,679	336,755
Rhodia SA (a)	6,833,700	28,162
Syngenta AG sponsored ADR (d)	2,046,100	81,230
		511,582
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	771,710	$ 84,564
Titanium Metals Corp.	1,171,110	40,438
		125,002
TOTAL MATERIALS		636,584
TELECOMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 4.8%
Cbeyond, Inc. (a)(d)	798,765	27,781
France Telecom SA	2,717,900	79,553
Level 3 Communications, Inc. (a)	8,118,100	45,137
Qwest Communications International, Inc. (a)	33,627,000	298,608
TeliaSonera AB	453,500	3,706
		454,785
Wireless Telecommunication Services - 3.2%
American Tower Corp. Class A (a)	4,680,700	177,867
Centennial Communications Corp. Class A (a)	3,527,506	29,384
Dobson Communications Corp. Class A	4,683,000	42,662
NII Holdings, Inc. (a)	655,849	50,336
		300,249
TOTAL TELECOMMUNICATION SERVICES		755,034
UTILITIES - 1.7%
Independent Power Producers & Energy Traders - 1.7%
Constellation Energy Group, Inc.	163,400	14,562
EDF Energies Nouvelles SA	672,647	39,717
International Power PLC	8,245,534	72,582
TXU Corp.	454,000	29,773
		156,634
TOTAL COMMON STOCKS (Cost $7,643,913)		9,070,842
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.4%
Airlines - 0.4%
Delta Air Lines, Inc.:
7.7% 12/15/05 (g)	$ 15,269	$ 7,903
7.9% 12/15/09 (g)	3,920	2,038
8.3% 12/15/29 (g)	42,340	22,229
9% 5/15/16 (g)	4,930	2,579
9.75% 5/15/21 (g)	2,556	1,340
10% 8/15/08 (g)	8,047	4,104
10.375% 2/1/11 (g)	3,920	2,016
		42,209
TOTAL NONCONVERTIBLE BONDS (Cost $45,176)		42,209
Money Market Funds - 11.2%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	508,314,513	508,315
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	548,419,191	548,419
TOTAL MONEY MARKET FUNDS (Cost $1,056,734)		1,056,734
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $10,135)	$ 10,136	10,135
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $8,755,958)		10,179,920
NET OTHER ASSETS - (7.8)%		(737,541)
NET ASSETS - 100%		$ 9,442,379
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) When issued
(g) Non-income producing - issuer is in bankruptcy
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$10,135,000 due 5/1/07 at 5.12%
Banc of America Securities LLC	$ 1,548
Barclays Capital, Inc.	3,453
Fortis Securities LLC	2,213
Lehman Brothers, Inc.	2,921
$ 10,135
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,501
Fidelity Securities Lending Cash Central Fund	1,585
Total	$ 10,086
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ANADIGICS, Inc.	$ -	$ 35,710	$ -	$ -	$ 32,028
DealerTrack Holdings, Inc.	36,076	20,111	-	-	70,798
Deckers Outdoor Corp.	42,089	-	-	-	59,948
Flow International Corp.	23,454	-	22,160	-	-
Fuel Tech, Inc.	23,559	6,711	32,447	-	-
The Knot, Inc.	-	53,901	-	-	45,203
Total	$ 125,178	$ 116,433	$ 54,607	$ -	$ 207,977
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.4%
France	8.8%
United Kingdom	5.0%
Switzerland	2.7%
Ireland	2.7%
Germany	2.2%
Others (individually less than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $522,272 and repurchase agreements of $10,135) - See accompanying schedule: Unaffiliated issuers (cost $7,529,726)	$ 8,915,209
Fidelity Central Funds (cost $1,056,734)	1,056,734
Other affiliated issuers (cost $169,498)	207,977
Total Investments (cost $8,755,958)		$ 10,179,920
Receivable for investments sold		238,064
Receivable for fund shares sold		9,158
Dividends receivable		4,857
Distributions receivable from Fidelity Central Funds		2,186
Prepaid expenses		25
Other receivables		713
Total assets		10,434,923

Liabilities
Payable to custodian bank	$ 6,544
Payable for investments purchased	415,177
Payable for fund shares redeemed	16,265
Accrued management fee	4,251
Other affiliated payables	1,678
Other payables and accrued expenses	210
Collateral on securities loaned, at value	548,419
Total liabilities		992,544

Net Assets		$ 9,442,379
Net Assets consist of:
Paid in capital		$ 7,603,786
Undistributed net investment income		5,992
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		408,646
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,423,955
Net Assets, for 329,675 shares outstanding		$ 9,442,379
Net Asset Value, offering price and redemption price per share ($9,442,379 ÷ 329,675 shares)		$ 28.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 39,297
Interest		414
Income from Fidelity Central Funds		10,086
Total income		49,797

Expenses
Management fee Basic fee	$ 25,232
Performance adjustment	(412)
Transfer agent fees	9,228
Accounting and security lending fees	647
Custodian fees and expenses	252
Independent trustees' compensation	13
Appreciation in deferred trustee compensation account	1
Registration fees	124
Audit	55
Legal	56
Interest	2
Miscellaneous	61
Total expenses before reductions	35,259
Expense reductions	(798)	34,461
Net investment income (loss)		15,336
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	409,692
Other affiliated issuers	12,322
Foreign currency transactions	(48)
Total net realized gain (loss)		421,966
Change in net unrealized appreciation (depreciation) on: Investment securities	415,529
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		415,519
Net gain (loss)		837,485
Net increase (decrease) in net assets resulting from operations		$ 852,821

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,336	$ 28,257
Net realized gain (loss)	421,966	473,964
Change in net unrealized appreciation (depreciation)	415,519	520,339
Net increase (decrease) in net assets resulting from operations	852,821	1,022,560
Distributions to shareholders from net investment income	(33,610)	-
Distributions to shareholders from net realized gain	(409,425)	(656,523)
Total distributions	(443,035)	(656,523)
Share transactions Proceeds from sales of shares	1,198,407	2,287,252
Reinvestment of distributions	426,688	631,915
Cost of shares redeemed	(945,267)	(1,902,030)
Net increase (decrease) in net assets resulting from share transactions	679,828	1,017,137
Total increase (decrease) in net assets	1,089,614	1,383,174

Net Assets
Beginning of period	8,352,765	6,969,591
End of period (including undistributed net investment income of $5,992 and undistributed net investment income of $28,286, respectively)	$ 9,442,379	$ 8,352,765
Other Information Shares
Sold	43,138	85,954
Issued in reinvestment of distributions	15,786	24,967
Redeemed	(33,996)	(71,998)
Net increase (decrease)	24,928	38,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41	$ 26.22	$ 25.05	$ 23.53	$ 16.28	$ 18.57
Income from Investment Operations
Net investment income (loss) E	.05	.10	(.01) H	(.03)	(.06)	(.07)
Net realized and unrealized gain (loss)	2.63	3.55	2.40	1.58	7.31	(2.22)
Total from investment operations	2.68	3.65	2.39	1.55	7.25	(2.29)
Distributions from net investment income	(.11)	-	(.01)	(.01)	-	-
Distributions from net realized gain	(1.34)	(2.46)	(1.21)	(.02)	-	-
Total distributions	(1.45)	(2.46)	(1.22)	(.03)	-	-
Net asset value, end of period	$ 28.64	$ 27.41	$ 26.22	$ 25.05	$ 23.53	$ 16.28
Total Return B, C, D	10.09%	14.70%	9.66%	6.60%	44.53%	(12.33)%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.91%	.94%	.94%	.91%	1.07%
Expenses net of fee waivers, if any	.79% A	.91%	.94%	.94%	.91%	1.07%
Expenses net of all reductions	.77% A	.87%	.90%	.91%	.88%	1.03%
Net investment income (loss)	.34% A	.36%	(.05)% H	(.12)%	(.31)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 9,442	$ 8,353	$ 6,970	$ 5,861	$ 3,943	$ 1,705
Portfolio turnover rate G	143% A	198%	109%	72%	54%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,533,856
Unrealized depreciation	(114,285)
Net unrealized appreciation (depreciation)	$ 1,419,571
Cost for federal income tax purposes	$ 8,760,349

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,346,770 and $6,171,980, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $39 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,659	5.39%	$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Net income from lending portfolio securities during the period amounted to $1,585.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $449 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2 and $226, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAF-USAN-0607
1.784911.104

Fidelity®

Disciplined Equity

Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,110.80	$ 4.71
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.33	$ 4.51

* Expenses are equal to the Fund's annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.3	3.7
Merck & Co., Inc.	4.0	3.4
International Business Machines Corp.	4.0	3.1
Hewlett-Packard Co.	3.8	2.8
Morgan Stanley	3.2	3.2
McDonald's Corp.	2.7	1.5
AT&T, Inc.	2.5	1.4
Marathon Oil Corp.	2.5	2.1
Kroger Co.	2.5	1.5
TXU Corp.	2.5	2.2
	32.0
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	22.0
Information Technology	15.1	15.2
Health Care	11.2	12.2
Industrials	10.5	9.9
Energy	10.3	9.4
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Stocks and Equity Futures 99.6%		Stocks and Equity Futures 99.8%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	4.9%	** Foreign investments	3.4%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Diversified Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	700,000	$ 36,134
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corp.	5,400,000	260,712
Household Durables - 0.4%
Jarden Corp. (a)	800,000	33,712
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)	600,000	33,384
Media - 1.6%
Time Warner, Inc.	7,250,000	149,568
Multiline Retail - 2.7%
Federated Department Stores, Inc.	1,000,000	43,920
JCPenney Co., Inc.	2,750,000	217,498
		261,418
Specialty Retail - 0.6%
Asbury Automotive Group, Inc.	850,000	24,455
AutoZone, Inc. (a)	250,000	33,260
		57,715
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	1,800,000	96,948
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,000	21,980
		118,928
TOTAL CONSUMER DISCRETIONARY		951,571
CONSUMER STAPLES - 8.7%
Beverages - 2.0%
Molson Coors Brewing Co. Class B	1,983,200	186,976
Food & Staples Retailing - 2.5%
Kroger Co.	8,100,000	239,031
Food Products - 1.6%
Bunge Ltd.	450,000	34,092
Dean Foods Co.	1,000,000	36,430
Ralcorp Holdings, Inc. (a)	500,000	32,905
Tyson Foods, Inc. Class A	2,300,000	48,208
		151,635
Personal Products - 0.7%
NBTY, Inc. (a)	1,378,600	68,117
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.9%
Altria Group, Inc.	2,650,000	$ 182,638
TOTAL CONSUMER STAPLES		828,397
ENERGY - 10.3%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc. (a)	568,900	48,271
Tidewater, Inc.	750,000	47,408
		95,679
Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	750,000	58,343
ConocoPhillips	3,097,268	214,796
Marathon Oil Corp.	2,363,300	239,993
Sunoco, Inc.	300,000	22,659
Tesoro Corp.	1,300,000	157,560
Valero Energy Corp.	1,700,000	119,391
Western Refining, Inc.	1,900,000	75,278
		888,020
TOTAL ENERGY		983,699
FINANCIALS - 21.2%
Capital Markets - 7.8%
Goldman Sachs Group, Inc.	1,000,000	218,610
Merrill Lynch & Co., Inc.	2,400,000	216,552
Morgan Stanley	3,615,700	303,755
		738,917
Commercial Banks - 1.4%
Barclays PLC Sponsored ADR	1,150,000	66,746
Royal Bank of Scotland Group PLC	1,700,000	65,602
		132,348
Diversified Financial Services - 5.5%
Bank of America Corp.	1,487,600	75,719
ING Groep NV sponsored ADR (d)	850,000	38,769
JPMorgan Chase & Co.	7,900,000	411,583
		526,071
Insurance - 6.5%
Allianz AG sponsored ADR	3,050,000	67,771
Allied World Assurance Co. Holdings Ltd.	750,000	33,240
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Allstate Corp.	2,800,000	$ 174,496
American International Group, Inc.	2,600,000	181,766
Axis Capital Holdings Ltd.	950,000	35,245
The Travelers Companies, Inc.	2,400,000	129,840
		622,358
TOTAL FINANCIALS		2,019,694
HEALTH CARE - 11.2%
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	2,350,000	133,081
Becton, Dickinson & Co.	600,000	47,214
		180,295
Health Care Providers & Services - 2.9%
Humana, Inc. (a)	2,256,113	142,677
McKesson Corp.	1,536,000	90,363
Medco Health Solutions, Inc. (a)	500,000	39,010
		272,050
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (a)	500,000	23,680
Pharmaceuticals - 6.2%
Abbott Laboratories	1,500,000	84,930
Johnson & Johnson	800,000	51,376
Merck & Co., Inc.	7,396,900	380,497
Schering-Plough Corp.	2,500,000	79,325
		596,128
TOTAL HEALTH CARE		1,072,153
INDUSTRIALS - 10.5%
Aerospace & Defense - 4.6%
Lockheed Martin Corp.	1,800,000	173,052
Northrop Grumman Corp.	1,150,000	84,686
Raytheon Co.	3,386,700	181,324
		439,062
Airlines - 0.6%
Continental Airlines, Inc. Class B (a)	788,900	28,842
US Airways Group, Inc. (a)	900,000	33,246
		62,088
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.5%
McDermott International, Inc. (a)	500,000	$ 26,830
Tyco International Ltd.	6,400,000	208,832
		235,662
Machinery - 2.8%
AGCO Corp. (a)	650,000	27,125
Cummins, Inc.	730,000	67,277
Deere & Co.	750,000	82,050
SPX Corp.	400,000	28,352
Terex Corp. (a)	750,000	58,388
		263,192
TOTAL INDUSTRIALS		1,000,004
INFORMATION TECHNOLOGY - 15.1%
Computers & Peripherals - 8.4%
Brocade Communications Systems, Inc. (a)	5,403,100	52,788
Hewlett-Packard Co.	8,700,000	366,618
International Business Machines Corp.	3,705,700	378,760
		798,166
Electronic Equipment & Instruments - 0.7%
Avnet, Inc. (a)	900,000	36,810
Flextronics International Ltd. (a)	2,250,000	25,088
		61,898
Internet Software & Services - 0.5%
eBay, Inc. (a)	1,500,000	50,910
IT Services - 0.3%
Convergys Corp. (a)	1,050,000	26,523
Office Electronics - 2.2%
Xerox Corp. (a)	11,500,000	212,750
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV (NY Shares) (a)	2,500,000	68,125
Atmel Corp. (a)	7,900,000	42,028
Skyworks Solutions, Inc. (a)	6,500,000	44,785
		154,938
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.4%
Microsoft Corp.	3,000,000	$ 89,820
Oracle Corp. (a)	2,500,000	47,000
		136,820
TOTAL INFORMATION TECHNOLOGY		1,442,005
MATERIALS - 3.0%
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	750,000	28,695
Metals & Mining - 2.7%
Commercial Metals Co.	3,116,800	104,506
Freeport-McMoRan Copper & Gold, Inc. Class B	669,000	44,930
Reliance Steel & Aluminum Co.	500,000	29,700
RTI International Metals, Inc. (a)	250,000	23,568
United States Steel Corp.	500,000	50,770
		253,474
TOTAL MATERIALS		282,169
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	6,294,750	243,733
Verizon Communications, Inc.	2,500,000	95,450
		339,183
UTILITIES - 4.5%
Electric Utilities - 0.3%
Reliant Energy, Inc. (a)	1,300,000	28,951
Independent Power Producers & Energy Traders - 4.2%
AES Corp. (a)	1,200,000	26,388
Constellation Energy Group, Inc.	550,000	49,016
Dynegy, Inc. (a)	2,500,000	23,525
Mirant Corp. (a)	700,000	31,409
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.	500,000	$ 39,480
TXU Corp.	3,562,200	233,609
		403,427
TOTAL UTILITIES		432,378
TOTAL COMMON STOCKS (Cost $8,069,755)		9,351,253
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.94% to 5.11% 5/3/07 to 6/7/07 (e) (Cost $22,525)	$ 22,610	22,531
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	160,494,879	160,495
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	37,400,000	37,400
TOTAL MONEY MARKET FUNDS (Cost $197,895)		197,895
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,290,175)		9,571,679
NET OTHER ASSETS - (0.3)%		(24,294)
NET ASSETS - 100%		$ 9,547,385
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
405 S&P 500 Index Contracts	June 2007	$ 150,701	$ 6,039
The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,877,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,846
Fidelity Securities Lending Cash Central Fund	72
Total	$ 5,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,488) - See accompanying schedule: Unaffiliated issuers (cost $8,092,280)	$ 9,373,784
Fidelity Central Funds (cost $197,895)	197,895
Total Investments (cost $8,290,175)		$ 9,571,679
Receivable for investments sold		15,252
Receivable for fund shares sold		9,401
Dividends receivable		8,408
Distributions receivable from Fidelity Central Funds		1,631
Prepaid expenses		23
Other receivables		139
Total assets		9,606,533

Liabilities
Payable for investments purchased	$ 9,310
Payable for fund shares redeemed	3,892
Accrued management fee	5,387
Payable for daily variation on futures contracts	1,289
Other affiliated payables	1,678
Other payables and accrued expenses	192
Collateral on securities loaned, at value	37,400
Total liabilities		59,148

Net Assets		$ 9,547,385
Net Assets consist of:
Paid in capital		$ 7,614,694
Undistributed net investment income		26,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		618,765
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,287,588
Net Assets, for 305,045 shares outstanding		$ 9,547,385
Net Asset Value, offering price and redemption price per share ($9,547,385 ÷ 305,045 shares)		$ 31.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 71,719
Interest		370
Income from Fidelity Central Funds		5,918
Total income		78,007

Expenses
Management fee Basic fee	$ 23,725
Performance adjustment	4,446
Transfer agent fees	9,014
Accounting and security lending fees	607
Custodian fees and expenses	70
Independent trustees' compensation	12
Registration fees	87
Audit	49
Legal	50
Interest	4
Miscellaneous	37
Total expenses before reductions	38,101
Expense reductions	(492)	37,609
Net investment income (loss)		40,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	616,555
Foreign currency transactions	(116)
Futures contracts	4,716
Total net realized gain (loss)		621,155
Change in net unrealized appreciation (depreciation) on: Investment securities	243,589
Assets and liabilities in foreign currencies	45
Futures contracts	5,910
Total change in net unrealized appreciation (depreciation)		249,544
Net gain (loss)		870,699
Net increase (decrease) in net assets resulting from operations		$ 911,097

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,398	$ 50,988
Net realized gain (loss)	621,155	712,775
Change in net unrealized appreciation (depreciation)	249,544	237,439
Net increase (decrease) in net assets resulting from operations	911,097	1,001,202
Distributions to shareholders from net investment income	(47,969)	(39,181)
Distributions to shareholders from net realized gain	(628,643)	-
Total distributions	(676,612)	(39,181)
Share transactions Proceeds from sales of shares	1,201,304	1,363,639
Reinvestment of distributions	667,968	38,498
Cost of shares redeemed	(250,477)	(514,962)
Net increase (decrease) in net assets resulting from share transactions	1,618,795	887,175
Total increase (decrease) in net assets	1,853,280	1,849,196

Net Assets
Beginning of period	7,694,105	5,844,909
End of period (including undistributed net investment income of $26,338 and undistributed net investment income of $34,504, respectively)	$ 9,547,385	$ 7,694,105
Other Information Shares
Sold	40,396	47,296
Issued in reinvestment of distributions	23,454	1,366
Redeemed	(8,382)	(17,935)
Net increase (decrease)	55,468	30,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 30.83	$ 26.71	$ 23.41	$ 21.78	$ 18.41	$ 20.56
Income from Investment Operations
Net investment income (loss) D	.14	.22	.20 G	.12	.10	.03
Net realized and unrealized gain (loss)	3.01	4.08	3.28	1.62	3.30	(2.13)
Total from investment operations	3.15	4.30	3.48	1.74	3.40	(2.10)
Distributions from net investment income	(.19)	(.18)	(.18)	(.11)	(.03)	(.05)
Distributions from net realized gain	(2.49)	-	-	-	-	-
Total distributions	(2.68)	(.18)	(.18)	(.11)	(.03)	(.05)
Net asset value, end of period	$ 31.30	$ 30.83	$ 26.71	$ 23.41	$ 21.78	$ 18.41
Total Return B, C	11.08%	16.16%	14.92%	8.03%	18.50%	(10.25)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.92%	.89%	.89%	.92%	1.01%
Expenses net of fee waivers, if any	.90% A	.92%	.89%	.89%	.92%	1.01%
Expenses net of all reductions	.89% A	.91%	.87%	.88%	.90%	1.00%
Net investment income (loss)	.96% A	.76%	.79% G	.51%	.50%	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 9,547	$ 7,694	$ 5,845	$ 4,467	$ 3,720	$ 2,777
Portfolio turnover rate F	161% A	98%	80%	42%	64%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,347,010
Unrealized depreciation	(67,119)
Net unrealized appreciation (depreciation)	$ 1,279,891
Cost for federal income tax purposes	$ 8,291,788

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,516,367 and $6,634,187, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $53 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,500	5.39%	$ 4

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $72.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $32 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $4 and $350, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 17% and 13%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 60% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FDE-USAN-0607
1.784913.104

Fidelity®

Focused Stock

Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,099.10	$ 5.20
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.84	$ 5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Burlington Northern Santa Fe Corp.	5.2	0.0
AT&T, Inc.	4.9	0.0
Hewlett-Packard Co.	4.7	4.9
Merck & Co., Inc.	4.6	0.0
Exxon Mobil Corp.	4.4	1.5
AGCO Corp.	3.9	1.4
Humana, Inc.	3.2	2.3
Valero Energy Corp.	3.2	0.0
State Street Corp.	3.1	0.0
Peabody Energy Corp.	2.9	0.0
	40.1
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	22.0
Industrials	13.3	10.6
Energy	13.3	9.7
Health Care	11.7	14.8
Information Technology	10.5	10.9
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Stocks 99.5%		Stocks 95.0%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	9.0%	** Foreign investments	4.3%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.6%
Renault SA	3,600	$ 470,230
Hotels, Restaurants & Leisure - 2.6%
Accor SA	20,300	1,924,692
Media - 2.7%
Comcast Corp. Class A	24,300	647,838
The Walt Disney Co.	38,800	1,357,224
		2,005,062
Multiline Retail - 2.5%
JCPenney Co., Inc.	23,800	1,882,342
Textiles, Apparel & Luxury Goods - 1.2%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	28,900	907,460
TOTAL CONSUMER DISCRETIONARY		7,189,786
CONSUMER STAPLES - 5.2%
Beverages - 1.5%
The Coca-Cola Co.	21,000	1,095,990
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	18,000	862,560
Food Products - 0.7%
Tyson Foods, Inc. Class A	24,000	503,040
Personal Products - 1.9%
Chattem, Inc. (a)	24,700	1,411,358
TOTAL CONSUMER STAPLES		3,872,948
ENERGY - 13.3%
Energy Equipment & Services - 2.8%
Schlumberger Ltd. (NY Shares)	16,000	1,181,280
Smith International, Inc.	17,000	891,480
		2,072,760
Oil, Gas & Consumable Fuels - 10.5%
Exxon Mobil Corp.	41,400	3,286,332
Peabody Energy Corp.	46,000	2,207,080
Valero Energy Corp.	34,300	2,408,889
		7,902,301
TOTAL ENERGY		9,975,061
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.3%
Capital Markets - 10.2%
Credit Suisse Group sponsored ADR	8,000	$ 628,000
Janus Capital Group, Inc.	25,000	625,500
Man Group plc	49,200	555,807
Merrill Lynch & Co., Inc.	10,200	920,346
Morgan Stanley	12,000	1,008,120
State Street Corp.	33,300	2,293,371
T. Rowe Price Group, Inc.	32,100	1,594,728
		7,625,872
Diversified Financial Services - 5.2%
Citigroup, Inc.	38,000	2,037,560
JPMorgan Chase & Co.	36,200	1,886,020
		3,923,580
Insurance - 5.9%
AFLAC, Inc.	32,200	1,653,148
Assurant, Inc.	15,900	914,727
MetLife, Inc.	11,400	748,980
Prudential Financial, Inc.	12,000	1,140,000
		4,456,855
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	23,000	778,550
TOTAL FINANCIALS		16,784,857
HEALTH CARE - 11.7%
Biotechnology - 2.4%
Amgen, Inc. (a)	13,600	872,304
Celgene Corp. (a)	15,000	917,400
OREXIGEN Therapeutics, Inc.	2,300	32,315
		1,822,019
Health Care Equipment & Supplies - 0.7%
Hologic, Inc. (a)	9,000	517,950
Health Care Providers & Services - 3.2%
Humana, Inc. (a)	38,200	2,415,768
Pharmaceuticals - 5.4%
Merck & Co., Inc.	67,300	3,461,912
Schering-Plough Corp.	17,000	539,410
		4,001,322
TOTAL HEALTH CARE		8,757,059
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.1%
Raytheon Co.	14,400	$ 770,976
United Technologies Corp.	12,100	812,273
		1,583,249
Machinery - 5.0%
AGCO Corp. (a)	69,500	2,900,235
PACCAR, Inc.	10,000	839,800
		3,740,035
Road & Rail - 6.2%
Burlington Northern Santa Fe Corp.	44,500	3,895,530
Union Pacific Corp.	7,000	799,750
		4,695,280
TOTAL INDUSTRIALS		10,018,564
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	33,500	895,790
Juniper Networks, Inc. (a)	27,000	603,720
QUALCOMM, Inc.	10,400	455,520
		1,955,030
Computers & Peripherals - 4.7%
Hewlett-Packard Co.	83,700	3,527,118
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	2,300	1,084,174
Semiconductors & Semiconductor Equipment - 1.8%
MKS Instruments, Inc. (a)	49,000	1,320,550
TOTAL INFORMATION TECHNOLOGY		7,886,872
MATERIALS - 2.7%
Chemicals - 0.5%
Rhodia SA sponsored ADR (a)	100,000	409,000
Metals & Mining - 2.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	9,000	604,440
Reliance Steel & Aluminum Co.	17,600	1,045,440
		1,649,880
TOTAL MATERIALS		2,058,880
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	95,700	$ 3,705,504
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	27,800	569,900
		4,275,404
Wireless Telecommunication Services - 0.7%
America Movil SA de CV Series L sponsored ADR	10,000	525,300
TOTAL TELECOMMUNICATION SERVICES		4,800,704
UTILITIES - 4.5%
Independent Power Producers & Energy Traders - 4.5%
Constellation Energy Group, Inc.	14,400	1,283,328
International Power PLC sponsored ADR	11,500	1,015,220
NRG Energy, Inc.	13,700	1,081,752
		3,380,300
TOTAL COMMON STOCKS (Cost $68,706,608)		74,725,031
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 5.29% (b)	351,399	351,399
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	580,000	580,000
TOTAL MONEY MARKET FUNDS (Cost $931,399)		931,399
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $69,638,007)		75,656,430
NET OTHER ASSETS - (0.7)%		(530,929)
NET ASSETS - 100%		$ 75,125,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,750
Fidelity Securities Lending Cash Central Fund	888
Total	$ 109,638
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $2,805,868 all of which will expire on October 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $541,600) - See accompanying schedule: Unaffiliated issuers (cost $68,706,608)	$ 74,725,031
Fidelity Central Funds (cost $931,399)	931,399
Total Investments (cost $69,638,007)		$ 75,656,430
Cash		142
Receivable for investments sold		4,938,770
Receivable for fund shares sold		79,252
Dividends receivable		64,618
Distributions receivable from Fidelity Central Funds		2,264
Prepaid expenses		337
Receivable from investment adviser for expense reductions		11,883
Other receivables		212
Total assets		80,753,908

Liabilities
Payable for investments purchased	$ 3,436,447
Payable for fund shares redeemed	1,520,118
Accrued management fee	48,387
Other affiliated payables	20,234
Other payables and accrued expenses	23,221
Collateral on securities loaned, at value	580,000
Total liabilities		5,628,407

Net Assets		$ 75,125,501
Net Assets consist of:
Paid in capital		$ 62,725,346
Undistributed net investment income		79,099
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,302,919
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,018,137
Net Assets, for 5,551,119 shares outstanding		$ 75,125,501
Net Asset Value, offering price and redemption price per share ($75,125,501 ÷ 5,551,119 shares)		$ 13.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 420,587
Income from Fidelity Central Funds		109,638
Total income		530,225

Expenses
Management fee Basic fee	$ 217,122
Performance adjustment	72,655
Transfer agent fees	113,149
Accounting and security lending fees	14,919
Custodian fees and expenses	5,619
Independent trustees' compensation	123
Registration fees	10,028
Audit	24,335
Legal	704
Miscellaneous	1,561
Total expenses before reductions	460,215
Expense reductions	(75,901)	384,314
Net investment income (loss)		145,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,128,033
Foreign currency transactions	(6,177)
Total net realized gain (loss)		9,121,856
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,185,361)
Assets and liabilities in foreign currencies	(286)
Total change in net unrealized appreciation (depreciation)		(2,185,647)
Net gain (loss)		6,936,209
Net increase (decrease) in net assets resulting from operations		$ 7,082,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 145,911	$ 129,113
Net realized gain (loss)	9,121,856	9,354,660
Change in net unrealized appreciation (depreciation)	(2,185,647)	41,481
Net increase (decrease) in net assets resulting from operations	7,082,120	9,525,254
Distributions to shareholders from net investment income	(66,812)	(442,449)
Share transactions Proceeds from sales of shares	9,239,395	73,306,748
Reinvestment of distributions	64,368	418,321
Cost of shares redeemed	(30,101,489)	(104,162,373)
Net increase (decrease) in net assets resulting from share transactions	(20,797,726)	(30,437,304)
Redemption fees	-	7,379
Total increase (decrease) in net assets	(13,782,418)	(21,347,120)

Net Assets
Beginning of period	88,907,919	110,255,039
End of period (including undistributed net investment income of $79,099, and undistributed net investment income of $0, respectively)	$ 75,125,501	$ 88,907,919
Other Information Shares
Sold	712,785	6,079,658
Issued in reinvestment of distributions	5,212	35,006
Redeemed	(2,381,646)	(8,598,018)
Net increase (decrease)	(1,663,649)	(2,483,354)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.37	$ 9.14	$ 8.29	$ 7.26	$ 10.54
Income from Investment Operations
Net investment income (loss) D	.02	.01 G	.04 H	- J	.02	(.07)
Net realized and unrealized gain (loss)	1.20	.98	2.22	.87	1.01	(3.21)
Total from investment operations	1.22	.99	2.26	.87	1.03	(3.28)
Distributions from net investment income	(.01)	(.04)	(.03)	(.02)	-	-
Redemption fees added to paid in capital	- K	- D, J, K	- D, J	- D, J	- D, J	- D, J
Net asset value, end of period	$ 13.53	$ 12.32	$ 11.37	$ 9.14	$ 8.29	$ 7.26
Total Return B, C	9.91%	8.72%	24.78%	10.51%	14.19%	(31.12)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.19% A	1.08%	1.01%	1.07%	1.08%	1.33%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.07%	1.08%	1.33%
Expenses net of all reductions	.99% A	.98%	.98%	1.02%	1.03%	1.20%
Net investment income (loss)	.38% A	.12% G	.40% H	.01%	.20%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,126	$ 88,908	$ 110,255	$ 38,873	$ 33,581	$ 33,214
Portfolio turnover rate F	363% A	202%	158%	201%	199%	256%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year ended October 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,361,215
Unrealized depreciation	(461,668)
Net unrealized appreciation (depreciation)	$ 5,899,547
Cost for federal income tax purposes	$ 69,756,883

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $133,138,218 and $149,796,475, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,215 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $100 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $888.

9. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $73,372.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $165 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $19 and $653, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TQG-USAN-0607
1.784914.104

Fidelity®

Small Cap Independence
Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,150.00	$ 5.06
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.08	$ 4.76

* Expenses are equal to the Fund's annualized expense ratio of .95%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Huron Consulting Group, Inc.	3.0	2.2
ValueClick, Inc.	2.7	1.6
Tesoro Corp.	2.2	0.8
Fourlis Holdings SA	2.2	1.8
Medicis Pharmaceutical Corp. Class A	1.8	2.4
Ansys, Inc.	1.5	0.0
Carpenter Technology Corp.	1.4	1.3
NCR Corp.	1.4	1.0
Conceptus, Inc.	1.3	1.3
Bergman & Beving AB (B Shares)	1.3	0.8
	18.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.6	15.9
Consumer Discretionary	20.5	23.1
Information Technology	18.1	19.5
Energy	15.5	11.5
Health Care	11.5	12.3
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 98.9%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	25.2%	** Foreign investments	18.3%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 0.5%
Gentex Corp.	785,200	$ 13,977
Diversified Consumer Services - 0.5%
Stewart Enterprises, Inc. Class A	1,799,400	13,531
Hotels, Restaurants & Leisure - 4.9%
Advani Hotels & Resorts (India) Ltd. (a)	4,500	23
BJ's Restaurants, Inc. (a)	367,000	7,557
Carluccio's PLC (e)	3,967,292	15,944
Gaming Partners International Corp. (d)	116,229	2,112
McCormick & Schmick's Seafood Restaurants (a)	611,100	16,359
P.F. Chang's China Bistro, Inc. (a)(d)	603,100	23,069
Premier Exhibitions, Inc. (a)(d)(e)	1,577,360	21,310
Ruth's Chris Steak House, Inc. (a)	500,200	9,929
The Restaurant Group PLC	1,115,622	8,008
Vail Resorts, Inc. (a)(d)	592,700	33,796
		138,107
Household Durables - 2.7%
Fourlis Holdings SA	2,458,830	61,604
Ryland Group, Inc.	171,600	7,602
Standard Pacific Corp. (d)	340,300	7,095
		76,301
Leisure Equipment & Products - 0.8%
Pool Corp. (d)	75,400	3,026
RC2 Corp. (a)	503,000	20,050
		23,076
Media - 5.3%
Carmike Cinemas, Inc. (e)	1,134,600	28,342
Cinemark Holdings, Inc.	371,400	7,019
CTC Media, Inc.	541,400	14,120
Modern Times Group AB (MTG) (B Shares)	280,750	16,531
National CineMedia, Inc.	947,900	24,920
R.H. Donnelley Corp.	285,200	22,271
Regal Entertainment Group Class A	1,076,900	23,423
Rightmove PLC (d)	1,240,500	12,650
		149,276
Specialty Retail - 3.6%
Casual Male Retail Group, Inc. (a)(d)	1,227,900	14,133
Pier 1 Imports, Inc. (d)	2,257,300	17,043
Select Comfort Corp. (a)	735,085	13,628
Shoe Carnival, Inc. (a)	613,800	19,298
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Wet Seal, Inc. Class A (a)	2,287,700	$ 13,680
Williams-Sonoma, Inc. (d)	711,100	25,045
		102,827
Textiles, Apparel & Luxury Goods - 2.2%
Heelys, Inc. (d)	459,400	15,197
Timberland Co. Class A (a)	399,000	10,298
Volcom, Inc. (a)	301,081	12,648
Worldwide Brand Management AB (e)	1,258,200	23,475
		61,618
TOTAL CONSUMER DISCRETIONARY		578,713
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.3%
Itochushokuhin Co. Ltd.	218,800	7,079
Food Products - 2.0%
Corn Products International, Inc.	588,000	23,414
Diamond Foods, Inc.	338,600	5,441
Green Mountain Coffee Roasters, Inc. (a)	81,502	4,981
Marine Harvest ASA (a)	7,112,000	7,699
Sanderson Farms, Inc. (d)	402,400	15,907
		57,442
Personal Products - 0.5%
Physicians Formula Holdings, Inc.	109,854	2,309
Sarantis SA (Reg.)	1,005,139	11,110
		13,419
TOTAL CONSUMER STAPLES		77,940
ENERGY - 15.5%
Energy Equipment & Services - 5.4%
AGR Ability Group AS	1,050,500	12,581
Core Laboratories NV (a)	126,200	11,474
ElectroMagnetic GeoServices ASA	789,500	16,920
John Wood Group PLC	2,665,700	15,017
Oil States International, Inc. (a)	704,900	23,917
Petroleum Geo-Services ASA sponsored ADR (a)	412,200	11,352
Subsea 7, Inc. (a)(d)	644,500	13,217
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Superior Energy Services, Inc. (a)	807,200	$ 29,326
TGS Nopec Geophysical Co. ASA (a)	720,650	16,716
		150,520
Oil, Gas & Consumable Fuels - 10.1%
Aurora Oil & Gas Corp. (a)	1,306,608	3,436
Cabot Oil & Gas Corp.	689,800	25,123
Encore Acquisition Co. (a)	346,750	9,262
Forest Oil Corp. (a)	206,800	7,288
GMX Resources, Inc. (a)(d)	108,000	3,618
Goodrich Petroleum Corp. (d)	858,200	30,149
Houston Exploration Co. (a)	168,700	9,341
Kodiak Oil & Gas Corp. (a)	3,021,100	18,731
Mariner Energy, Inc. (a)	998,014	22,505
Plains Exploration & Production Co. (a)	446,300	20,972
SXR Uranium One, Inc. (a)	1,494,630	22,421
Tesoro Corp.	510,700	61,897
UraMin, Inc. (a)	4,534,600	27,109
UraMin, Inc. (a)(f)	855,000	5,111
Western Refining, Inc.	448,300	17,762
		284,725
TOTAL ENERGY		435,245
FINANCIALS - 6.2%
Commercial Banks - 1.2%
East West Bancorp, Inc.	378,800	15,099
UCBH Holdings, Inc.	1,082,400	19,440
		34,539
Diversified Financial Services - 0.4%
India Hospitality Corp. (e)	1,067,824	6,781
NETeller PLC (a)(d)	2,504,500	4,407
		11,188
Insurance - 2.4%
Aspen Insurance Holdings Ltd.	881,600	23,371
IPC Holdings Ltd.	401,300	12,031
Montpelier Re Holdings Ltd.	946,724	17,287
Navigators Group, Inc. (a)	283,000	14,458
		67,147
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.9%
Corporate Office Properties Trust (SBI)	244,600	$ 11,523
Extra Space Storage, Inc.	327,500	6,128
Home Properties, Inc.	196,929	10,969
Tanger Factory Outlet Centers, Inc.	332,300	13,471
U-Store-It Trust	538,600	9,916
		52,007
Real Estate Management & Development - 0.3%
Unite Group PLC	871,487	8,948
TOTAL FINANCIALS		173,829
HEALTH CARE - 11.5%
Biotechnology - 0.0%
Alnylam Pharmaceuticals, Inc. (a)	34,800	653
Health Care Equipment & Supplies - 3.4%
Abaxis, Inc. (a)	1,002,500	22,887
Align Technology, Inc. (a)(d)	775,000	17,562
Conceptus, Inc. (a)(d)(e)	1,796,883	37,160
Somanetics Corp. (a)	156,009	2,949
Stereotaxis, Inc. (a)	1,403,092	14,606
		95,164
Health Care Providers & Services - 4.8%
Brookdale Senior Living, Inc.	409,100	18,577
Capital Senior Living Corp. (a)	1,309,200	15,200
Emeritus Corp. (a)	817,900	26,950
Healthways, Inc. (a)(d)	583,200	24,739
HMS Holdings Corp. (a)	1,139,600	25,254
Sun Healthcare Group, Inc. (a)	1,962,800	24,614
		135,334
Health Care Technology - 0.4%
Vital Images, Inc. (a)	322,100	9,940
Life Sciences Tools & Services - 0.5%
Covance, Inc. (a)	94,200	5,699
Pharmaceutical Product Development, Inc.	256,800	9,263
		14,962
Pharmaceuticals - 2.4%
BioMimetic Therapeutics, Inc.	288,983	5,416
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Medicis Pharmaceutical Corp. Class A (d)	1,633,300	$ 49,652
Xenoport, Inc. (a)	269,533	11,555
		66,623
TOTAL HEALTH CARE		322,676
INDUSTRIALS - 20.6%
Aerospace & Defense - 1.8%
AeroVironment, Inc.	22,600	484
Alliant Techsystems, Inc. (a)	209,730	19,532
Hexcel Corp. (a)	909,900	19,745
Orbital Sciences Corp. (a)	575,958	12,020
		51,781
Air Freight & Logistics - 0.2%
Business Post Group PLC	634,697	4,886
Airlines - 0.4%
JetBlue Airways Corp. (a)(d)	979,200	9,704
Building Products - 0.5%
PGT, Inc. (e)	1,480,502	15,249
Commercial Services & Supplies - 7.1%
Corrections Corp. of America (a)	601,178	34,147
Datamonitor PLC	1,381,800	17,323
First Consulting Group, Inc. (a)	1,110,525	11,050
Huron Consulting Group, Inc. (a)(e)	1,398,000	84,643
Innerworkings, Inc. (d)	888,500	10,902
PeopleSupport, Inc. (a)(d)	337,300	4,240
Tele Atlas NV (Netherlands) (a)	1,267,700	26,416
Wirecard AG	884,200	11,981
		200,702
Construction & Engineering - 2.9%
Granite Construction, Inc.	254,700	15,343
Infrasource Services, Inc. (a)	719,500	24,017
Quanta Services, Inc. (a)	739,000	20,315
Washington Group International, Inc. (a)	315,600	21,120
		80,795
Electrical Equipment - 2.3%
Ceres Power Holding PLC (a)(d)	2,498,700	11,591
Q-Cells AG (d)	397,600	28,919
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
SolarWorld AG (d)	230,200	$ 19,526
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	123,200	4,470
		64,506
Machinery - 2.4%
Burckhardt Compression Holding AG	114,760	22,594
Hamworthy PLC	1,437,300	14,973
Valmont Industries, Inc.	497,300	31,270
		68,837
Road & Rail - 0.8%
Con-way, Inc.	288,600	15,766
Old Dominion Freight Lines, Inc. (a)	211,600	6,255
		22,021
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (a)(d)	761,850	11,984
Bergman & Beving AB (B Shares)	1,064,643	36,470
Watsco, Inc. (d)	262,600	13,962
		62,416
TOTAL INDUSTRIALS		580,897
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 0.3%
Bookham, Inc. (a)	3,153,516	7,222
Computers & Peripherals - 3.3%
Diebold, Inc.	283,600	13,519
Hypercom Corp. (a)	1,528,900	8,883
NCR Corp. (a)	784,100	39,519
QLogic Corp. (a)	1,195,400	21,374
STEC, Inc. (a)(d)	1,243,100	9,995
		93,290
Electronic Equipment & Instruments - 1.3%
FLIR Systems, Inc. (a)(d)	898,569	36,383
Internet Software & Services - 5.6%
aQuantive, Inc. (a)(d)	1,082,000	33,120
Bankrate, Inc. (a)(d)	549,508	22,184
CyberSource Corp. (a)	266,748	3,390
LoopNet, Inc.	1,152,098	21,118
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Omniture, Inc.	162,388	$ 3,059
ValueClick, Inc. (a)(d)	2,644,800	75,641
		158,512
IT Services - 2.1%
Iress Market Technology Ltd. (d)	669,057	4,573
MoneyGram International, Inc.	860,453	24,463
Patni Computer Systems Ltd. sponsored ADR	484,200	12,783
Syntel, Inc.	471,003	16,513
		58,332
Semiconductors & Semiconductor Equipment - 2.8%
Credence Systems Corp. (a)	1,643,300	6,097
Integrated Device Technology, Inc. (a)	794,400	11,900
Intersil Corp. Class A	462,700	13,784
PDF Solutions, Inc. (a)	769,816	8,645
Silicon Motion Technology Corp. sponsored ADR (a)	932,300	22,618
Soitec SA (a)(d)	671,200	15,919
		78,963
Software - 2.7%
Ansys, Inc. (a)	829,500	42,470
NAVTEQ Corp. (a)	103,364	3,655
Quality Systems, Inc.	428,000	17,321
Sonic Solutions, Inc. (a)(d)	1,012,300	13,190
		76,636
TOTAL INFORMATION TECHNOLOGY		509,338
MATERIALS - 3.3%
Metals & Mining - 3.1%
Allegheny Technologies, Inc.	127,300	13,950
Carpenter Technology Corp.	332,300	40,331
Reliance Steel & Aluminum Co.	155,900	9,260
Shore Gold, Inc. (a)	4,741,700	23,540
		87,081
Paper & Forest Products - 0.2%
M-real Oyj (B Shares)	928,300	6,384
TOTAL MATERIALS		93,465
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Clipper Windpower PLC (a)	702,700	$ 12,329
TOTAL COMMON STOCKS (Cost $2,396,396)		2,784,432
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 5.29% (b)	64,245,152	64,245
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	270,028,630	270,029
TOTAL MONEY MARKET FUNDS (Cost $334,274)		334,274
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $2,730,670)		3,118,706
NET OTHER ASSETS - (10.7)%		(302,432)
NET ASSETS - 100%		$ 2,816,274
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,111,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
UraMin, Inc.	3/7/07	$ 3,720
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,231
Fidelity Securities Lending Cash Central Fund	3,355
Total	$ 5,586
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aladdin Knowledge Systems Ltd.	$ 22,739	$ -	$ 23,584	$ -	$ -
Bookham, Inc.	11,061	-	817	-	-
Capital Senior Living Corp.	14,010	-	1,808	-	-
Carluccio's PLC	-	14,637	365	33	15,944
Carmike Cinemas, Inc.	23,888	1,477	3,392	445	28,342
Cash Systems, Inc.	6,210	-	5,988	-	-
Conceptus, Inc.	33,323	6,833	4,571	-	37,160
Cynosure, Inc. Class A	9,200	-	9,568	-	-
FARO Technologies, Inc.	24,004	-	29,488	-	-
Huron Consulting Group, Inc.	56,845	5,895	10,762	-	84,643
India Hospitality Corp.	-	6,748	347	-	6,781
Optimal Group, Inc. Class A	19,428	-	17,870	-	-
PGT, Inc.	10,471	12,101	2,082	-	15,249
Premier Exhibitions, Inc.	-	20,089	-	-	21,310
Worldwide Brand Management AB	-	19,992	2,373	119	23,475
Total	$ 231,179	$ 87,772	$ 113,015	$ 597	$ 232,904
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.8%
United Kingdom	4.4%
Sweden	2.7%
Greece	2.6%
Norway	2.4%
Canada	2.4%
Germany	2.1%
Bermuda	1.9%
Netherlands	1.3%
British Virgin Islands	1.2%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $260,401) - See accompanying schedule: Unaffiliated issuers (cost $2,218,416)	$ 2,551,528
Fidelity Central Funds (cost $334,274)	334,274
Other affiliated issuers (cost $177,980)	232,904
Total Investments (cost $2,730,670)		$ 3,118,706
Foreign currency held at value (cost $6,192)		6,192
Receivable for investments sold		45,240
Receivable for fund shares sold		5,431
Dividends receivable		955
Distributions receivable from Fidelity Central Funds		381
Prepaid expenses		8
Other receivables		301
Total assets		3,177,214

Liabilities
Payable to custodian bank	$ 1,855
Payable for investments purchased	79,925
Payable for fund shares redeemed	6,808
Accrued management fee	1,562
Other affiliated payables	664
Other payables and accrued expenses	97
Collateral on securities loaned, at value	270,029
Total liabilities		360,940

Net Assets		$ 2,816,274
Net Assets consist of:
Paid in capital		$ 2,303,617
Undistributed net investment income		121
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		124,470
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		388,066
Net Assets, for 122,803 shares outstanding		$ 2,816,274
Net Asset Value, offering price and redemption price per share ($2,816,274 ÷ 122,803 shares)		$ 22.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends (including $597 earned from other affiliated issuers)		$ 5,012
Special dividends		2,414
Interest		10
Income from Fidelity Central Funds (including $3,355 from security lending)		5,586
Total income		13,022

Expenses
Management fee Basic fee	$ 8,661
Performance adjustment	497
Transfer agent fees	3,467
Accounting and security lending fees	444
Custodian fees and expenses	180
Independent trustees' compensation	4
Registration fees	34
Audit	32
Legal	17
Interest	13
Miscellaneous	32
Total expenses before reductions	13,381
Expense reductions	(258)	13,123
Net investment income (loss)		(101)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	139,661
Other affiliated issuers	(10,169)
Foreign currency transactions	82
Total net realized gain (loss)		129,574
Change in net unrealized appreciation (depreciation) on: Investment securities	263,540
Assets and liabilities in foreign currencies	32
Total change in net unrealized appreciation (depreciation)		263,572
Net gain (loss)		393,146
Net increase (decrease) in net assets resulting from operations		$ 393,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (101)	$ 7,307
Net realized gain (loss)	129,574	312,656
Change in net unrealized appreciation (depreciation)	263,572	(68,039)
Net increase (decrease) in net assets resulting from operations	393,045	251,924
Distributions to shareholders from net investment income	(5,903)	(5,739)
Distributions to shareholders from net realized gain	(276,273)	(109,861)
Total distributions	(282,176)	(115,600)
Share transactions Proceeds from sales of shares	358,364	1,250,445
Reinvestment of distributions	278,946	113,855
Cost of shares redeemed	(555,478)	(486,761)
Net increase (decrease) in net assets resulting from share transactions	81,832	877,539
Redemption fees	135	92
Total increase (decrease) in net assets	192,836	1,013,955

Net Assets
Beginning of period	2,623,438	1,609,483
End of period (including undistributed net investment income of $121 and undistributed net investment income of $6,996, respectively)	$ 2,816,274	$ 2,623,438
Other Information Shares
Sold	16,424	58,064
Issued in reinvestment of distributions	13,404	5,524
Redeemed	(25,015)	(22,914)
Net increase (decrease)	4,813	40,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.23	$ 20.82	$ 18.30	$ 16.87	$ 13.56	$ 15.40
Income from Investment Operations
Net investment income (loss) D	- G, K	.07 H	.10 I	(.09)	(.08)	(.08)
Net realized and unrealized gain (loss)	3.09	2.75	3.31	1.52	3.38	(1.33)
Total from investment operations	3.09	2.82	3.41	1.43	3.30	(1.41)
Distributions from net investment income	(.05)	(.07)	-	-	-	-
Distributions from net realized gain	(2.34)	(1.34)	(.89)	-	-	(.44)
Total distributions	(2.39)	(1.41)	(.89)	-	-	(.44)
Redemption fees added to paid in capital D	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 22.93	$ 22.23	$ 20.82	$ 18.30	$ 16.87	$ 13.56
Total Return B, C	15.00%	14.08%	19.05%	8.48%	24.41%	(9.58)%
Ratios to Average Net Assets E, J
Expenses before reductions	.95% A	.86%	.78%	.95%	1.06%	1.12%
Expenses net of fee waivers, if any	.95% A	.86%	.78%	.95%	1.06%	1.12%
Expenses net of all reductions	.93% A	.81%	.75%	.91%	.93%	.91%
Net investment income (loss)	(.01)% A, G	.32% H	.49% I	(.49)%	(.59)%	(.52)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,816	$ 2,623	$ 1,609	$ 945	$ 933	$ 892
Portfolio turnover rate F	85% A	126%	61%	95%	220%	290%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 18, 2007, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares of Class A, Class T, Class B, Class C and Institutional Class and the existing class will be designated Small Cap Independence on May 2, 2007. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 540,387
Unrealized depreciation	(153,522)
Net unrealized appreciation (depreciation)	$ 386,865
Cost for federal income tax purposes	$ 2,731,841

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,173,871 and $1,387,204, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 17,564	5.41%	$ 13

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $104 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $14 and $105, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SCS-USAN-0607
1.784915.104

Fidelity®

Stock Selector

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED (circle7) MAY LOSE VALUE (circle7) NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,084.80	$ 4.34
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.63	$ 4.21

* Expenses are equal to the Fund's annualized expense ratio of .84%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	3.7	3.8
General Electric Co.	3.4	4.2
Microsoft Corp.	3.0	3.5
Exxon Mobil Corp.	2.4	2.6
Procter & Gamble Co.	2.4	2.3
Cisco Systems, Inc.	2.0	1.6
Citigroup, Inc.	1.8	0.4
Google, Inc. Class A (sub. vtg.)	1.5	1.6
Schlumberger Ltd. (NY Shares)	1.5	1.4
United Technologies Corp.	1.4	1.3
	23.1
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	21.3
Information Technology	20.0	19.7
Health Care	13.1	13.9
Energy	10.4	8.4
Industrials	10.2	11.3
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 97.0%		Stocks 94.8%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 5.2%
* Foreign investments	9.6%	** Foreign investments	10.3%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.3%
Hotels, Restaurants & Leisure - 0.6%
Jamba, Inc. (a)(d)	223,100	$ 1,954
Starbucks Corp. (a)	103,150	3,200
		5,154
Household Durables - 1.2%
D.R. Horton, Inc.	83,900	1,861
Koninklijke Philips Electronics NV (NY Shares)	85,300	3,501
Toll Brothers, Inc. (a)	73,900	2,201
Whirlpool Corp.	24,200	2,566
		10,129
Media - 1.3%
E.W. Scripps Co. Class A	30,940	1,340
News Corp. Class B (d)	227,300	5,455
Time Warner, Inc.	231,160	4,769
		11,564
Multiline Retail - 2.6%
Family Dollar Stores, Inc.	85,500	2,722
Federated Department Stores, Inc.	38,382	1,686
JCPenney Co., Inc.	21,200	1,677
Nordstrom, Inc.	30,600	1,681
Saks, Inc.	61,600	1,290
Sears Holdings Corp. (a)	19,600	3,742
Target Corp.	159,420	9,465
		22,263
Specialty Retail - 1.4%
Best Buy Co., Inc. (d)	57,800	2,696
Lowe's Companies, Inc.	31,200	953
PETsMART, Inc.	40,000	1,328
Staples, Inc.	198,782	4,930
Tiffany & Co., Inc.	53,500	2,551
		12,458
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	34,300	1,534
TOTAL CONSUMER DISCRETIONARY		63,102
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.5%
Beverages - 1.2%
Molson Coors Brewing Co. Class B	31,400	$ 2,960
PepsiCo, Inc.	105,500	6,972
		9,932
Food & Staples Retailing - 1.5%
CVS Corp.	122,800	4,450
Safeway, Inc.	46,700	1,695
Wal-Mart Stores, Inc.	139,200	6,670
		12,815
Food Products - 1.0%
Kraft Foods, Inc. Class A	11,473	384
Nestle SA sponsored ADR	83,400	8,286
		8,670
Household Products - 3.1%
Colgate-Palmolive Co.	90,850	6,154
Procter & Gamble Co.	322,955	20,769
		26,923
Tobacco - 0.7%
Altria Group, Inc.	92,480	6,374
TOTAL CONSUMER STAPLES		64,714
ENERGY - 10.4%
Energy Equipment & Services - 5.2%
Baker Hughes, Inc.	74,800	6,013
Cameron International Corp. (a)	167,500	10,815
Diamond Offshore Drilling, Inc.	22,300	1,909
Halliburton Co.	72,483	2,303
Nabors Industries Ltd. (a)	105,700	3,395
Schlumberger Ltd. (NY Shares)	172,385	12,727
Smith International, Inc.	151,300	7,934
		45,096
Oil, Gas & Consumable Fuels - 5.2%
Devon Energy Corp.	47,600	3,469
EOG Resources, Inc.	66,200	4,862
Exxon Mobil Corp.	264,810	21,021
Peabody Energy Corp.	65,900	3,162
Petroplus Holdings AG	14,321	1,186
Plains Exploration & Production Co. (a)	83,300	3,914
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	36,010	$ 2,042
Valero Energy Corp.	73,380	5,153
		44,809
TOTAL ENERGY		89,905
FINANCIALS - 22.3%
Capital Markets - 4.4%
Ameriprise Financial, Inc.	81,580	4,852
Charles Schwab Corp.	222,900	4,262
E*TRADE Financial Corp.	50,891	1,124
Franklin Resources, Inc.	43,800	5,751
Goldman Sachs Group, Inc.	32,100	7,017
Investors Financial Services Corp.	99,919	6,183
Lehman Brothers Holdings, Inc.	5,100	384
State Street Corp.	122,600	8,443
		38,016
Commercial Banks - 2.6%
Commerce Bancorp, Inc.	51,100	1,709
Mizuho Financial Group, Inc.	108	650
PNC Financial Services Group, Inc.	55,700	4,127
Standard Chartered PLC (United Kingdom)	137,768	4,289
U.S. Bancorp, Delaware	46,600	1,601
Wachovia Corp.	67,631	3,756
Wells Fargo & Co.	170,310	6,112
		22,244
Consumer Finance - 0.8%
American Express Co.	85,700	5,199
Capital One Financial Corp.	23,100	1,715
		6,914
Diversified Financial Services - 3.2%
Bank of America Corp.	229,120	11,662
Citigroup, Inc.	293,400	15,732
		27,394
Insurance - 9.9%
ACE Ltd.	90,400	5,375
AFLAC, Inc.	74,100	3,804
American International Group, Inc.	460,430	32,190
Berkshire Hathaway, Inc. Class A (a)	69	7,535
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Endurance Specialty Holdings Ltd.	30,100	$ 1,126
Everest Re Group Ltd.	49,680	5,000
Fidelity National Financial, Inc. Class A	72,082	1,837
Hartford Financial Services Group, Inc.	75,030	7,593
Lincoln National Corp.	58,100	4,134
National Financial Partners Corp.	70,900	3,266
PartnerRe Ltd.	26,700	1,923
Prudential Financial, Inc.	79,300	7,534
W.R. Berkley Corp.	138,382	4,496
		85,813
Real Estate Investment Trusts - 0.1%
Vornado Realty Trust	8,697	1,032
Real Estate Management & Development - 0.5%
Mitsui Fudosan Co. Ltd.	103,000	3,007
Move, Inc. (a)	285,446	1,324
		4,331
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	16,410	608
Hudson City Bancorp, Inc.	288,900	3,848
People's United Financial, Inc.	101,410	2,019
		6,475
TOTAL FINANCIALS		192,219
HEALTH CARE - 13.1%
Biotechnology - 2.7%
Amgen, Inc. (a)	84,390	5,413
Biogen Idec, Inc. (a)	60,300	2,847
Celgene Corp. (a)	66,900	4,092
Cephalon, Inc. (a)	38,800	3,089
Genentech, Inc. (a)	12,460	997
Gilead Sciences, Inc. (a)	42,500	3,473
PDL BioPharma, Inc. (a)	124,500	3,145
		23,056
Health Care Equipment & Supplies - 2.7%
Alcon, Inc.	10,400	1,403
Baxter International, Inc.	104,400	5,912
Becton, Dickinson & Co.	55,800	4,391
C.R. Bard, Inc.	42,900	3,566
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	44,800	$ 2,289
DJO, Inc. (a)	77,300	3,019
St. Jude Medical, Inc. (a)	61,700	2,640
		23,220
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc.	26,300	1,194
Cardinal Health, Inc.	48,100	3,365
Health Net, Inc. (a)	39,500	2,135
Healthways, Inc. (a)	4,440	188
Henry Schein, Inc. (a)	89,600	4,671
I-trax, Inc. (a)	123,200	548
Medco Health Solutions, Inc. (a)	49,600	3,870
UnitedHealth Group, Inc.	61,000	3,237
		19,208
Health Care Technology - 0.1%
IMS Health, Inc.	43,100	1,264
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	53,400	1,403
Invitrogen Corp. (a)	29,270	1,916
Millipore Corp. (a)	32,700	2,414
		5,733
Pharmaceuticals - 4.7%
Allergan, Inc.	29,900	3,624
Johnson & Johnson	139,510	8,959
Merck & Co., Inc.	198,600	10,216
Pfizer, Inc.	93,240	2,467
Roche Holding AG (participation certificate)	23,264	4,385
Schering-Plough Corp.	152,900	4,852
Wyeth	111,780	6,204
		40,707
TOTAL HEALTH CARE		113,188
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.3%
EDO Corp.	65,000	1,788
General Dynamics Corp.	105,100	8,250
Hexcel Corp. (a)	80,100	1,738
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	88,060	$ 4,771
United Technologies Corp.	181,120	12,159
		28,706
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	31,400	1,679
FedEx Corp.	6,900	728
Panalpina Welttransport Holding AG	2,020	352
United Parcel Service, Inc. Class B	34,000	2,395
		5,154
Airlines - 0.3%
AMR Corp.	37,000	965
UAL Corp. (a)	47,300	1,580
		2,545
Electrical Equipment - 0.7%
Evergreen Solar, Inc. (a)	106,200	1,038
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	59,800	2,170
Vestas Wind Systems AS (a)	43,200	2,841
		6,049
Industrial Conglomerates - 4.5%
General Electric Co.	789,600	29,105
McDermott International, Inc. (a)	149,200	8,006
Tyco International Ltd.	61,800	2,017
		39,128
Machinery - 0.4%
Danaher Corp.	40,200	2,862
Deere & Co.	1,100	120
		2,982
Road & Rail - 0.4%
Landstar System, Inc.	65,300	3,155
TOTAL INDUSTRIALS		87,719
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 4.6%
Alcatel-Lucent SA sponsored ADR	196,300	2,601
Cisco Systems, Inc. (a)	651,440	17,420
Comverse Technology, Inc. (a)	110,800	2,513
Corning, Inc. (a)	159,860	3,792
Harris Corp.	60,800	3,122
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	88,980	$ 1,990
Motorola, Inc.	57,640	999
QUALCOMM, Inc.	124,400	5,449
Research In Motion Ltd. (a)	9,350	1,230
		39,116
Computers & Peripherals - 3.0%
Apple, Inc. (a)	104,700	10,449
Dell, Inc. (a)	67,900	1,712
EMC Corp. (a)	248,600	3,774
Hewlett-Packard Co.	106,300	4,479
Network Appliance, Inc. (a)	20,600	767
SanDisk Corp. (a)	45,800	1,990
Sun Microsystems, Inc. (a)	531,100	2,772
		25,943
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	78,514	2,699
Internet Software & Services - 2.3%
CMGI, Inc. (a)	376,500	791
eBay, Inc. (a)	134,153	4,553
Google, Inc. Class A (sub. vtg.) (a)	28,120	13,255
Yahoo!, Inc. (a)	46,910	1,315
		19,914
IT Services - 0.8%
First Data Corp.	69,100	2,239
Paychex, Inc.	78,180	2,900
The Western Union Co.	97,600	2,054
		7,193
Office Electronics - 0.1%
Canon, Inc.	16,500	927
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	162,000	2,239
Altera Corp.	4,100	92
Analog Devices, Inc.	45,600	1,761
Applied Materials, Inc.	337,200	6,481
ARM Holdings PLC sponsored ADR	190,900	1,523
ASML Holding NV (NY Shares) (a)	33,100	902
Broadcom Corp. Class A (a)	112,900	3,675
Fairchild Semiconductor International, Inc. (a)	111,600	1,964
FormFactor, Inc. (a)	49,700	2,052
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Infineon Technologies AG sponsored ADR (a)	167,000	$ 2,594
Intersil Corp. Class A	84,100	2,505
Lam Research Corp. (a)	2,600	140
Maxim Integrated Products, Inc.	40,500	1,285
Microchip Technology, Inc.	71,200	2,872
National Semiconductor Corp.	127,600	3,356
Samsung Electronics Co. Ltd.	1,180	722
Verigy Ltd.	11,252	284
		34,447
Software - 4.9%
Adobe Systems, Inc. (a)	112,500	4,676
Cognos, Inc. (a)	61,200	2,638
Electronic Arts, Inc. (a)	69,100	3,483
Microsoft Corp.	860,460	25,762
Oracle Corp. (a)	204,950	3,853
Quest Software, Inc. (a)	91,600	1,558
		41,970
TOTAL INFORMATION TECHNOLOGY		172,209
MATERIALS - 2.5%
Chemicals - 1.4%
Dow Chemical Co.	30,400	1,356
Monsanto Co.	89,900	5,303
Praxair, Inc.	85,100	5,493
		12,152
Containers & Packaging - 0.1%
Owens-Illinois, Inc.	25,053	754
Smurfit-Stone Container Corp.	24,700	298
		1,052
Metals & Mining - 1.0%
Alcoa, Inc.	115,000	4,081
Meridian Gold, Inc. (a)	66,600	1,682
Titanium Metals Corp.	78,346	2,705
		8,468
TOTAL MATERIALS		21,672
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	311,800	$ 12,073
Level 3 Communications, Inc. (a)	330,900	1,840
Qwest Communications International, Inc. (a)	235,000	2,087
Verizon Communications, Inc.	108,300	4,135
		20,135
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	111,000	4,218
TOTAL TELECOMMUNICATION SERVICES		24,353
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	77,200	5,822
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	31,200	2,046
TOTAL UTILITIES		7,868
TOTAL COMMON STOCKS (Cost $706,141)		836,949
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 5.29% (b)	18,239,735	18,240
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	5,481,300	5,481
TOTAL MONEY MARKET FUNDS (Cost $23,721)		23,721
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $729,862)		860,670
NET OTHER ASSETS - 0.2%		1,966
NET ASSETS - 100%		$ 862,636
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 726
Fidelity Securities Lending Cash Central Fund	42
Total	$ 768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,255) - See accompanying schedule: Unaffiliated issuers (cost $706,141)	$ 836,949
Fidelity Central Funds (cost $23,721)	23,721
Total Investments (cost $729,862)		$ 860,670
Receivable for investments sold		17,891
Receivable for fund shares sold		596
Dividends receivable		750
Distributions receivable from Fidelity Central Funds		67
Prepaid expenses		3
Other receivables		11
Total assets		879,988

Liabilities
Payable for investments purchased	$ 10,162
Payable for fund shares redeemed	1,085
Accrued management fee	426
Other affiliated payables	161
Other payables and accrued expenses	37
Collateral on securities loaned, at value	5,481
Total liabilities		17,352

Net Assets		$ 862,636
Net Assets consist of:
Paid in capital		$ 715,240
Undistributed net investment income		1,516
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,072
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,808
Net Assets, for 29,364 shares outstanding		$ 862,636
Net Asset Value, offering price and redemption price per share ($862,636 ÷ 29,364 shares)		$ 29.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 5,949
Income from Fidelity Central Funds		768
Total income		6,717

Expenses
Management fee Basic fee	$ 2,390
Performance adjustment	122
Transfer agent fees	822
Accounting and security lending fees	144
Custodian fees and expenses	22
Independent trustees' compensation	1
Registration fees	15
Audit	32
Legal	6
Miscellaneous	2
Total expenses before reductions	3,556
Expense reductions	(22)	3,534
Net investment income (loss)		3,183
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,510
Foreign currency transactions	1
Total net realized gain (loss)		29,511
Change in net unrealized appreciation (depreciation) on: Investment securities		36,246
Net gain (loss)		65,757
Net increase (decrease) in net assets resulting from operations		$ 68,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,183	$ 4,950
Net realized gain (loss)	29,511	51,467
Change in net unrealized appreciation (depreciation)	36,246	58,566
Net increase (decrease) in net assets resulting from operations	68,940	114,983
Distributions to shareholders from net investment income	(3,953)	(3,858)
Distributions to shareholders from net realized gain	(912)	-
Total distributions	(4,865)	(3,858)
Share transactions Proceeds from sales of shares	40,528	89,484
Reinvestment of distributions	4,662	3,687
Cost of shares redeemed	(99,674)	(121,435)
Net increase (decrease) in net assets resulting from share transactions	(54,484)	(28,264)
Total increase (decrease) in net assets	9,591	82,861

Net Assets
Beginning of period	853,045	770,184
End of period (including undistributed net investment income of $1,516 and undistributed net investment income of $3,711, respectively)	$ 862,636	$ 853,045
Other Information Shares
Sold	1,441	3,483
Issued in reinvestment of distributions	169	147
Redeemed	(3,561)	(4,751)
Net increase (decrease)	(1,951)	(1,121)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30,2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 27.24	$ 23.74	$ 21.41	$ 19.96	$ 16.83	$ 9.54
Income from Investment Operations
Net investment income (loss) D	.11	.16	.25 G	.10	.11	.07
Net realized and unrealized gain (loss)	2.19	3.46	2.33	1.47	3.08	(2.64)
Total from investment operations	2.30	3.62	2.58	1.57	3.19	(2.57)
Distributions from net investment income	(.13)	(.12)	(.25)	(.12)	(.06)	(.14)
Distributions from net realized gain	(.03)	-	-	-	-	-
Total distributions	(.16)	(.12)	(.25)	(.12)	(.06)	(.14)
Net asset value, end of period	$ 29.38	$ 27.24	$ 23.74	$ 21.41	$ 19.96	$ 16.83
Total Return B, C	8.48%	15.29%	12.12%	7.91%	19.01%	(13.30)%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.88%	.84%	.85%	.86%	.94%
Expenses net of fee waivers, if any	.84% A	.88%	.84%	.85%	.86%	.94%
Expenses net of all reductions	.83% A	.87%	.79%	.81%	.82%	.83%
Net investment income (loss)	.75% A	.61%	1.11% G	.46%	.63%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 863	$ 853	$ 770	$ 777	$ 790	$ 744
Portfolio turnover rate F	92% A	109%	136%	134%	159%	255%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 132,136
Unrealized depreciation	(7,521)
Net unrealized appreciation (depreciation)	$ 124,615
Cost for federal income tax purposes	$ 736,055

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $376,277 and $413,834, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $42.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $6.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were

Semiannual Report

10. Other - continued

employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FSS-USAN-0607
1.784916.104

Fidelity®

Value

Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,136.80	$ 3.50
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.52	$ 3.31

* Expenses are equal to the Fund's annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	1.4	2.0
Xerox Corp.	1.3	1.5
Owens-Illinois, Inc.	1.2	0.8
Tyco International Ltd.	1.1	1.3
Avon Products, Inc.	1.1	1.0
AT&T, Inc.	1.0	0.5
National Oilwell Varco, Inc.	1.0	0.9
The Brink's Co.	0.9	0.5
Agilent Technologies, Inc.	0.9	1.0
The Stanley Works	0.9	0.7
	10.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.6	18.6
Information Technology	17.6	19.5
Financials	14.9	14.1
Energy	9.5	7.0
Industrials	9.2	8.1
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 97.0%		Stocks 96.7%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	9.5%	** Foreign investments	9.9%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.2%
Gentex Corp.	2,242,300	$ 39,913
Automobiles - 1.1%
Monaco Coach Corp.	706,800	10,835
Nissan Motor Co. Ltd.	2,913,684	29,370
Renault SA (d)	940,545	122,854
Winnebago Industries, Inc. (d)(e)	2,370,291	75,992
		239,051
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	101,800	4,815
H&R Block, Inc.	2,542,200	57,479
Service Corp. International	1,849,100	22,467
		84,761
Hotels, Restaurants & Leisure - 3.2%
Aristocrat Leisure Ltd.	2,175,647	29,992
Brinker International, Inc.	3,459,900	107,603
Carnival Corp. unit	2,910,000	142,270
Gaylord Entertainment Co. (a)	876,032	48,007
OSI Restaurant Partners, Inc.	2,167,920	86,305
Rare Hospitality International, Inc. (a)(e)	1,572,932	45,804
Royal Caribbean Cruises Ltd.	4,246,520	176,528
WMS Industries, Inc. (a)	1,491,100	59,435
		695,944
Household Durables - 3.4%
Beazer Homes USA, Inc.	167,500	5,591
Black & Decker Corp. (d)	1,219,336	110,618
Ethan Allen Interiors, Inc. (d)(e)	2,070,254	73,080
Jarden Corp. (a)(d)	1,523,700	64,209
La-Z-Boy, Inc. (d)	1,637,200	19,139
Leggett & Platt, Inc. (d)	5,342,650	125,659
Sealy Corp., Inc. (d)	2,983,300	50,865
The Stanley Works (d)	3,188,900	185,849
Whirlpool Corp.	1,086,200	115,170
		750,180
Leisure Equipment & Products - 1.6%
Brunswick Corp. (e)	5,112,600	167,489
Eastman Kodak Co. (d)	7,168,100	178,557
Polaris Industries, Inc. (d)	367,800	18,585
		364,631
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.1%
Cinemark Holdings, Inc.	530,500	$ 10,026
E.W. Scripps Co. Class A	1,216,500	52,674
Gannett Co., Inc.	2,338,300	133,423
Getty Images, Inc. (a)	2,423,029	125,998
Live Nation, Inc. (a)	1,781,962	36,156
Martha Stewart Living Omnimedia, Inc. Class A (d)	409,690	7,788
Omnicom Group, Inc.	688,400	72,082
R.H. Donnelley Corp.	1,706,000	133,222
Regal Entertainment Group Class A	2,465,600	53,627
The New York Times Co. Class A (d)	1,678,950	39,287
Valassis Communications, Inc. (a)	1,536,283	29,435
		693,718
Multiline Retail - 0.9%
Family Dollar Stores, Inc.	3,952,500	125,848
Retail Ventures, Inc. (a)	1,173,081	23,907
Sears Holdings Corp. (a)	163,600	31,233
Tuesday Morning Corp.	1,018,859	14,223
		195,211
Specialty Retail - 3.8%
AnnTaylor Stores Corp. (a)	266,200	10,243
AutoNation, Inc. (a)	837,722	17,123
AutoZone, Inc. (a)	234,000	31,131
Best Buy Co., Inc.	744,700	34,740
Coldwater Creek, Inc. (a)	614,200	12,714
Gap, Inc.	6,113,800	109,743
Group 1 Automotive, Inc.	1,024,400	42,000
Hot Topic, Inc. (a)	1,658,900	18,729
OfficeMax, Inc.	2,775,400	136,605
PETsMART, Inc.	3,837,910	127,380
RadioShack Corp.	953,900	27,730
Select Comfort Corp. (a)(d)	1,843,805	34,184
Tiffany & Co., Inc.	2,634,800	125,654
Williams-Sonoma, Inc.	2,929,900	103,191
		831,167
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	3,762,800	168,272
TOTAL CONSUMER DISCRETIONARY		4,062,848
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.8%
Beverages - 0.5%
Cott Corp. (a)(e)	3,653,200	$ 59,082
SABMiller PLC	1,758,100	41,831
		100,913
Food & Staples Retailing - 1.0%
Kroger Co.	751,330	22,172
Rite Aid Corp. (d)	4,921,018	30,215
Safeway, Inc.	963,856	34,988
Sysco Corp.	3,498,500	114,541
Winn-Dixie Stores, Inc. (a)(d)	1,210,464	21,002
		222,918
Food Products - 1.1%
Bunge Ltd.	816,700	61,873
Chiquita Brands International, Inc. (d)	1,167,694	17,317
Corn Products International, Inc.	1,265,600	50,396
Leroy Seafood Group ASA	614,600	13,120
Marine Harvest ASA (a)	12,032,000	13,024
Tyson Foods, Inc. Class A	4,497,900	94,276
		250,006
Household Products - 0.6%
Central Garden & Pet Co.	980,809	14,526
Central Garden & Pet Co. Class A (non-vtg.) (a)	859,647	12,310
Colgate-Palmolive Co.	1,591,100	107,781
		134,617
Personal Products - 1.1%
Avon Products, Inc.	5,864,000	233,387
Prestige Brands Holdings, Inc. (a)	393,668	5,122
		238,509
Tobacco - 0.5%
Altria Group, Inc.	1,190,600	82,056
British American Tobacco PLC	819,446	25,509
		107,565
TOTAL CONSUMER STAPLES		1,054,528
ENERGY - 9.5%
Energy Equipment & Services - 6.0%
Baker Hughes, Inc.	927,060	74,526
Cameron International Corp. (a)	1,780,800	114,986
ENSCO International, Inc.	1,015,000	57,226
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	1,806,100	$ 128,016
GlobalSantaFe Corp.	927,820	59,316
Halliburton Co.	2,512,600	79,825
Hanover Compressor Co. (a)	2,548,939	55,134
Hornbeck Offshore Services, Inc. (a)	154,275	4,880
Key Energy Services, Inc. (a)	3,382,750	63,088
National Oilwell Varco, Inc. (a)	2,498,970	212,038
Noble Corp.	709,800	59,772
Pride International, Inc. (a)	790,600	25,940
Smith International, Inc.	3,053,700	160,136
Superior Energy Services, Inc. (a)	1,302,300	47,313
Transocean, Inc. (a)	820,900	70,762
Weatherford International Ltd. (a)	1,804,548	94,721
		1,307,679
Oil, Gas & Consumable Fuels - 3.5%
Arch Coal, Inc.	2,268,100	81,810
Cabot Oil & Gas Corp.	2,248,800	81,901
Cheniere Energy Partners LP	443,100	9,363
EOG Resources, Inc.	861,700	63,283
EXCO Resources, Inc.	1,415,100	23,760
Foundation Coal Holdings, Inc. (e)	2,466,000	97,136
Noble Energy, Inc.	633,300	37,244
Petroplus Holdings AG	255,712	21,171
Suncor Energy, Inc.	883,000	70,845
Ultra Petroleum Corp. (a)	1,328,355	75,344
Valero Energy Corp.	2,543,800	178,651
Williams Companies, Inc.	1,136,200	33,518
		774,026
TOTAL ENERGY		2,081,705
FINANCIALS - 14.8%
Capital Markets - 0.8%
Ares Capital Corp.	1,308,100	23,493
Janus Capital Group, Inc.	307,300	7,689
Legg Mason, Inc.	204,800	20,314
Merrill Lynch & Co., Inc.	685,700	61,871
State Street Corp.	407,300	28,051
TD Ameritrade Holding Corp. (d)	2,208,750	37,659
		179,077
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.7%
Appalachian Bancshares, Inc. (a)	56,560	$ 1,083
Boston Private Financial Holdings, Inc.	816,289	22,701
Colonial Bancgroup, Inc.	510,200	12,275
Commerce Bancorp, Inc.	1,783,815	59,651
Popular, Inc. (d)	905,100	15,215
UCBH Holdings, Inc.	1,939,523	34,834
UnionBanCal Corp.	1,021,332	62,791
Wachovia Corp.	2,023,567	112,389
Zions Bancorp	787,300	64,401
		385,340
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	409,700	7,022
Capital One Financial Corp.	1,826,400	135,628
Cash America International, Inc.	716,998	30,946
		173,596
Diversified Financial Services - 0.8%
Bank of America Corp.	2,228,560	113,434
JPMorgan Chase & Co.	1,089,500	56,763
		170,197
Insurance - 3.6%
AFLAC, Inc.	1,988,720	102,101
AMBAC Financial Group, Inc. (d)	1,221,500	112,134
Genworth Financial, Inc. Class A (non-vtg.)	804,400	29,353
Marsh & McLennan Companies, Inc.	4,119,651	130,840
MBIA, Inc.	1,958,200	136,212
MetLife, Inc.	655,390	43,059
Montpelier Re Holdings Ltd.	435,400	7,950
Prudential Financial, Inc.	708,400	67,298
The Travelers Companies, Inc.	1,710,820	92,555
Willis Group Holdings Ltd.	1,577,500	64,709
		786,211
Real Estate Investment Trusts - 4.5%
Alexandria Real Estate Equities, Inc.	425,800	45,071
American Financial Realty Trust (SBI)	1,946,500	20,633
Annaly Capital Management, Inc.	1,944,000	30,929
BRE Properties, Inc. Class A	560,386	33,646
Developers Diversified Realty Corp.	1,100,900	71,669
Duke Realty LP	2,177,300	93,863
Education Realty Trust, Inc.	1,052,400	14,986
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential (SBI)	1,016,700	$ 47,205
General Growth Properties, Inc.	2,528,750	161,461
GMH Communities Trust	980,700	9,846
Health Care Property Investors, Inc.	2,159,600	76,428
Highwoods Properties, Inc. (SBI)	304,900	12,434
Kimco Realty Corp.	1,371,600	65,933
Public Storage, Inc.	900,334	84,019
Simon Property Group, Inc.	307,300	35,426
UDR, Inc.	1,953,200	58,674
Vornado Realty Trust	1,042,600	123,684
		985,907
Thrifts & Mortgage Finance - 2.6%
BankUnited Financial Corp. Class A	102,400	2,217
Countrywide Financial Corp.	2,424,172	89,888
Fannie Mae	2,830,700	166,785
Freddie Mac	2,482,400	160,810
Hudson City Bancorp, Inc.	4,224,700	56,273
New York Community Bancorp, Inc. (d)	1,434,200	25,041
People's United Financial, Inc.	1,877,090	37,373
Radian Group, Inc.	769,828	44,735
		583,122
TOTAL FINANCIALS		3,263,450
HEALTH CARE - 8.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,434,180	91,988
Cephalon, Inc. (a)	1,031,900	82,150
Molecular Insight Pharmaceuticals, Inc. (d)	232,300	2,746
		176,884
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	5,580,182	316,008
Becton, Dickinson & Co.	978,060	76,964
Wright Medical Group, Inc. (a)	1,505,200	35,553
		428,525
Health Care Providers & Services - 3.7%
Brookdale Senior Living, Inc.	991,350	45,017
Community Health Systems, Inc. (a)	3,218,000	118,422
DaVita, Inc. (a)	1,513,200	82,636
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)	1,680,900	$ 90,869
Humana, Inc. (a)	501,400	31,709
McKesson Corp.	2,342,300	137,798
Medco Health Solutions, Inc. (a)	1,365,400	106,529
Triad Hospitals, Inc. (a)	994,250	52,834
Universal Health Services, Inc. Class B	2,306,880	140,074
		805,888
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	1,401,100	66,356
Pharmaceuticals - 1.5%
Alpharma, Inc. Class A (e)	3,373,578	81,978
Schering-Plough Corp.	4,983,650	158,131
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,153,000	82,481
		322,590
TOTAL HEALTH CARE		1,800,243
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	1,064,100	57,653
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	1,843,900	129,866
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	126,800	5,918
Southwest Airlines Co.	1,360,400	19,522
		25,440
Building Products - 0.6%
Masco Corp.	5,086,600	138,406
Commercial Services & Supplies - 2.4%
ACCO Brands Corp. (a)	391,123	9,309
Allied Waste Industries, Inc.	13,009,908	173,942
Cintas Corp.	2,735,500	102,499
Equifax, Inc.	819,500	32,616
Navigant Consulting, Inc. (a)	166,625	3,196
The Brink's Co. (e)	3,112,121	197,620
		519,182
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.8%
Fluor Corp.	1,623,062	$ 155,197
Washington Group International, Inc. (a)	409,670	27,415
		182,612
Industrial Conglomerates - 1.1%
Tyco International Ltd.	7,441,070	242,802
Machinery - 1.8%
Albany International Corp. Class A	538,339	20,618
Briggs & Stratton Corp. (d)(e)	2,603,700	77,252
Bucyrus International, Inc. Class A	307,300	19,280
Deere & Co.	1,156,900	126,565
Illinois Tool Works, Inc.	2,551,700	130,928
Wabash National Corp.	1,355,987	21,099
		395,742
Road & Rail - 1.3%
Canadian National Railway Co.	912,100	45,700
Con-way, Inc.	1,492,600	81,541
CSX Corp.	224,500	9,692
Laidlaw International, Inc. (e)	4,311,300	147,662
Ryder System, Inc.	102,400	5,390
		289,985
Trading Companies & Distributors - 0.0%
Williams Scotsman International, Inc. (a)	274,316	6,043
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. Trust	1,076,795	45,850
TOTAL INDUSTRIALS		2,033,581
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 2.1%
Alcatel-Lucent SA sponsored ADR	8,240,265	109,184
Andrew Corp. (a)	2,979,800	32,539
Avocent Corp. (a)	1,331,725	37,302
Dycom Industries, Inc. (a)(e)	3,906,100	101,207
Motorola, Inc.	5,760,600	99,831
Nortel Networks Corp. (a)	2,323,810	53,013
Powerwave Technologies, Inc. (a)(d)	3,407,700	21,230
		454,306
Computers & Peripherals - 2.6%
Diebold, Inc.	690,800	32,930
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	215,000	$ 3,264
Imation Corp.	675,226	24,923
Intermec, Inc. (a)(d)(e)	5,861,567	130,889
NCR Corp. (a)	1,136,500	57,280
Network Appliance, Inc. (a)	1,219,700	45,385
QLogic Corp. (a)	2,134,101	38,158
SanDisk Corp. (a)	1,012,300	43,984
Seagate Technology	6,581,131	145,772
Sun Microsystems, Inc. (a)	5,122,500	26,739
Western Digital Corp. (a)	1,248,280	22,070
		571,394
Electronic Equipment & Instruments - 4.6%
Agilent Technologies, Inc. (a)	5,655,100	194,366
Arrow Electronics, Inc. (a)	3,033,200	119,872
Avnet, Inc. (a)	4,396,935	179,835
CDW Corp.	1,287,100	92,684
Flextronics International Ltd. (a)	16,393,000	182,782
Ingram Micro, Inc. Class A (a)	2,418,300	47,447
Itron, Inc. (a)	102,400	6,896
Jabil Circuit, Inc.	3,452,935	80,453
Molex, Inc.	3,421,900	102,246
Solectron Corp. (a)	1,827,500	6,122
		1,012,703
Internet Software & Services - 1.0%
Open Text Corp. (a)	237,100	5,428
ValueClick, Inc. (a)	1,739,100	49,738
VeriSign, Inc. (a)	1,944,400	53,179
Yahoo!, Inc. (a)	4,339,100	121,668
		230,013
IT Services - 0.6%
Hewitt Associates, Inc. Class A (a)	822,675	24,475
Satyam Computer Services Ltd. sponsored ADR	1,659,300	41,283
The Western Union Co.	1,406,300	29,603
Unisys Corp. (a)	5,363,555	42,050
		137,411
Office Electronics - 1.3%
Xerox Corp. (a)(d)	15,141,910	280,125
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	5,448,000	75,291
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc. (a)	1,118,100	$ 15,642
Applied Materials, Inc.	5,182,300	99,604
ASML Holding NV (NY Shares) (a)	4,597,500	125,282
Atmel Corp. (a)	4,765,600	25,353
Fairchild Semiconductor International, Inc. (a)(e)	8,461,410	148,921
Integrated Device Technology, Inc. (a)	3,823,200	57,272
Intersil Corp. Class A	3,837,520	114,320
LSI Logic Corp. (a)	3,380,500	28,734
Maxim Integrated Products, Inc.	1,624,200	51,520
MKS Instruments, Inc. (a)	1,698,970	45,787
National Semiconductor Corp.	6,831,700	179,674
Standard Microsystems Corp. (a)	717,077	22,989
		990,389
Software - 0.9%
Fair, Isaac & Co., Inc.	1,584,021	56,565
Parametric Technology Corp. (a)(d)	1,330,300	23,639
Quest Software, Inc. (a)	1,840,689	31,310
Symantec Corp. (a)	4,268,655	75,128
		186,642
TOTAL INFORMATION TECHNOLOGY		3,862,983
MATERIALS - 4.1%
Chemicals - 1.9%
Akzo Nobel NV (d)	212,100	16,883
Arkema sponsored ADR (a)	203,900	12,224
Celanese Corp. Class A	2,471,495	81,979
Chemtura Corp.	10,827,677	119,431
Cytec Industries, Inc.	1,776,900	97,552
Georgia Gulf Corp.	421,700	6,735
H.B. Fuller Co.	1,531,800	39,168
Lubrizol Corp.	614,154	36,812
OMNOVA Solutions, Inc. (a)	548,370	2,884
		413,668
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (e)	8,790,000	264,489
Metals & Mining - 1.0%
Alcan, Inc.	1,409,960	83,017
Alcoa, Inc.	2,410,240	85,539
Compass Minerals International, Inc.	1,117,744	38,383
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Magma OJSC sponsored GDR (a)(f)	670,300	$ 8,479
Titanium Metals Corp.	550,700	19,016
		234,434
TOTAL MATERIALS		912,591
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	5,677,440	219,830
Citizens Communications Co.	1,646,900	25,642
FairPoint Communications, Inc.	414,600	7,778
NTELOS Holding Corp.	802,355	16,159
Telenor ASA sponsored ADR	772,600	43,474
Verizon Communications, Inc.	2,086,200	79,651
		392,534
Wireless Telecommunication Services - 1.1%
ALLTEL Corp.	693,600	43,482
Crown Castle International Corp. (a)	789,300	27,105
Dobson Communications Corp. Class A	4,553,100	41,479
MTN Group Ltd.	1,182,300	17,416
Sprint Nextel Corp.	5,885,700	117,891
		247,373
TOTAL TELECOMMUNICATION SERVICES		639,907
UTILITIES - 7.3%
Electric Utilities - 4.0%
Allegheny Energy, Inc. (a)	1,984,300	106,081
American Electric Power Co., Inc.	2,215,300	111,252
DPL, Inc.	2,813,444	88,201
Edison International	2,055,280	107,594
Entergy Corp.	1,390,760	157,351
FirstEnergy Corp.	1,691,900	115,794
FPL Group, Inc.	1,261,600	81,209
PPL Corp.	2,016,000	87,918
Reliant Energy, Inc. (a)	679,600	15,135
		870,535
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.7%
Energen Corp.	1,186,800	$ 66,520
Equitable Resources, Inc.	1,667,113	86,707
		153,227
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	2,502,500	55,030
Constellation Energy Group, Inc.	1,403,959	125,121
NRG Energy, Inc. (d)	1,369,700	108,152
TXU Corp.	2,084,100	136,675
		424,978
Multi-Utilities - 0.7%
CMS Energy Corp.	2,119,700	39,257
Public Service Enterprise Group, Inc.	1,349,700	116,682
		155,939
TOTAL UTILITIES		1,604,679
TOTAL COMMON STOCKS (Cost $17,038,845)		21,316,515
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	681,200	26,907
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	209,400	11,098
TOTAL PREFERRED STOCKS (Cost $42,039)		38,005
Corporate Bonds - 0.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 13,160	$ 14,788
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	80	84
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	15,515	14,545
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	10,040	9,814
TOTAL NONCONVERTIBLE BONDS		24,443
TOTAL CORPORATE BONDS (Cost $37,426)		39,231
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	709,962,152	709,962
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	480,827,375	480,827
TOTAL MONEY MARKET FUNDS (Cost $1,190,789)		1,190,789
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $18,309,099)		22,584,540
NET OTHER ASSETS - (2.7)%		(591,618)
NET ASSETS - 100%		$ 21,992,922
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,479,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18,903
Fidelity Securities Lending Cash Central Fund	1,840
Total	$ 20,743
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alaska Communication Systems Group, Inc.	$ 31,234	$ -	$ 32,497	$ -	$ -
Alpharma, Inc. Class A	-	89,476	-	-	81,978
Briggs & Stratton Corp.	55,660	12,149	-	961	77,252
Brunswick Corp.	81,050	85,203	-	1,544	167,489
Celestica, Inc. (sub. vtg.)	103,682	-	73,567	-	-
Ceridian Corp.	165,508	-	207,542	-	-
Cott Corp.	28,929	28,024	5,015	-	59,082
Dycom Industries, Inc.	91,051	-	-	-	101,207
Ethan Allen Interiors, Inc.	22,533	53,229	-	663	73,080
Fairchild Semiconductor International, Inc.	99,963	37,280	-	-	148,921
Foundation Coal Holdings, Inc.	50,238	37,984	-	228	97,136
Hewitt Associates, Inc. Class A	93,162	-	84,271	-	-
Intermec, Inc.	43,218	92,205	-	-	130,889
Laidlaw International, Inc.	125,071	-	-	2,199	147,662
Owens-Illinois, Inc.	145,914	-	-	-	264,489
Rare Hospitality International, Inc.	23,944	25,090	-	-	45,804
Symbol Technologies, Inc.	198,839	-	199,772	-	-
The Brink's Co.	93,663	73,103	-	323	197,620
Winnebago Industries, Inc.	-	78,673	-	295	75,992
Total	$ 1,453,659	$ 612,416	$ 602,664	$ 6,213	$ 1,668,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $458,956) - See accompanying schedule: Unaffiliated issuers (cost $15,709,881)	$ 19,725,150
Fidelity Central Funds (cost $1,190,789)	1,190,789
Other affiliated issuers (cost $1,408,429)	1,668,601
Total Investments (cost $18,309,099)		$ 22,584,540
Foreign currency held at value (cost $579)		579
Receivable for investments sold		67,834
Receivable for fund shares sold		38,354
Dividends receivable		12,195
Interest receivable		882
Distributions receivable from Fidelity Central Funds		3,492
Prepaid expenses		51
Other receivables		734
Total assets		22,708,661

Liabilities
Payable for investments purchased	$ 175,069
Payable for fund shares redeemed	48,098
Accrued management fee	7,849
Other affiliated payables	3,419
Other payables and accrued expenses	477
Collateral on securities loaned, at value	480,827
Total liabilities		715,739

Net Assets		$ 21,992,922
Net Assets consist of:
Paid in capital		$ 16,812,406
Undistributed net investment income		51,507
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		853,572
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,275,437
Net Assets, for 250,078 shares outstanding		$ 21,992,922
Net Asset Value, offering price and redemption price per share ($21,992,922 ÷ 250,078 shares)		$ 87.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends (including $6,213 earned from other affiliated issuers)		$ 113,598
Interest		1,362
Income from Fidelity Central Funds		20,743
Total income		135,703

Expenses
Management fee Basic fee	$ 54,458
Performance adjustment	(10,229)
Transfer agent fees	18,445
Accounting and security lending fees	854
Custodian fees and expenses	176
Independent trustees' compensation	28
Appreciation in deferred trustee compensation account	1
Registration fees	325
Audit	75
Legal	112
Miscellaneous	57
Total expenses before reductions	64,302
Expense reductions	(903)	63,399
Net investment income (loss)		72,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	809,460
Other affiliated issuers	43,515
Foreign currency transactions	(13)
Total net realized gain (loss)		852,962
Change in net unrealized appreciation (depreciation) on: Investment securities	1,549,949
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		1,549,947
Net gain (loss)		2,402,909
Net increase (decrease) in net assets resulting from operations		$ 2,475,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,304	$ 119,048
Net realized gain (loss)	852,962	1,422,482
Change in net unrealized appreciation (depreciation)	1,549,947	1,015,877
Net increase (decrease) in net assets resulting from operations	2,475,213	2,557,407
Distributions to shareholders from net investment income	(115,709)	(74,656)
Distributions to shareholders from net realized gain	(1,258,330)	(892,814)
Total distributions	(1,374,039)	(967,470)
Share transactions Proceeds from sales of shares	3,948,418	4,909,502
Reinvestment of distributions	1,333,929	938,674
Cost of shares redeemed	(1,543,505)	(3,325,363)
Net increase (decrease) in net assets resulting from share transactions	3,738,842	2,522,813
Total increase (decrease) in net assets	4,840,016	4,112,750

Net Assets
Beginning of period	17,152,906	13,040,156
End of period (including undistributed net investment income of $51,507 and undistributed net investment income of $106,637, respectively)	$ 21,992,922	$ 17,152,906
Other Information Shares
Sold	47,158	61,904
Issued in reinvestment of distributions	16,752	12,395
Redeemed	(18,478)	(42,118)
Net increase (decrease)	45,432	32,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 83.82	$ 75.61	$ 68.71	$ 57.91	$ 44.71	$ 46.64
Income from Investment Operations
Net investment income (loss) D	.31	.61	.43	.24	.33	.52
Net realized and unrealized gain (loss)	10.46	13.17	10.34	10.84	13.23	(1.94)
Total from investment operations	10.77	13.78	10.77	11.08	13.56	(1.42)
Distributions from net investment income	(.56)	(.43)	(.16)	(.23)	(.36)	(.51)
Distributions from net realized gain	(6.09)	(5.14)	(3.71)	(.05)	-	-
Total distributions	(6.65)	(5.57)	(3.87)	(.28)	(.36)	(.51)
Net asset value, end of period	$ 87.94	$ 83.82	$ 75.61	$ 68.71	$ 57.91	$ 44.71
Total Return B,C	13.68%	19.01%	16.13%	19.21%	30.52%	(3.18)%
Ratios to Average Net AssetsE,G
Expenses before reductions	.66% A	.67%	.73%	.95%	1.00%	.97%
Expenses net of fee waivers, if any	.66% A	.67%	.73%	.95%	1.00%	.97%
Expenses net of all reductions	.65% A	.66%	.72%	.93%	.98%	.95%
Net investment income (loss)	.75% A	.76%	.58%	.37%	.66%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 21,993	$ 17,153	$ 13,040	$ 8,902	$ 6,328	$ 4,984
Portfolio turnover rate F	47% A	36%	29%	40%	40%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its' affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,625,823
Unrealized depreciation	(349,866)
Net unrealized appreciation (depreciation)	$ 4,275,957
Cost for federal income tax purposes	$ 18,308,583

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,782,931 and $4,405,447, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,840.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $134 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $30 and $497, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

VAL-USAN-0607
1.784919.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 14, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 14, 2007